As filed with the Securities and Exchange Commission on July 12, 2013

1933 Act File No. 333-184477
1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	12	☒
(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

(212) 257-4750

Jane Korach
Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
(Name and Address of Agent for Service)

Copies of Communications to:

Michael S. Caccese
Clair E. Pagnano

K&L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STONE RIDGE ASSET MANAGEMENT LLC

______________________________________________________________________________

Two Funds for Long-Term Investors Seeking to Invest in Reinsurance-Related Securities:

STONE RIDGE REINSURANCE
RISK PREMIUM FUND

Share Class	Ticker Symbol
Class I	SREIX
Class M	SREMX

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Share Class	Ticker Symbol
Class I	SHRIX
Class M	SHRMX

PROSPECTUS

July 12 , 2013

This Prospectus describes Class I shares and Class M shares of each Fund which are generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Funds’ investment adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors. The Funds do not charge sales commissions or loads.   Please see “Eligibility to Buy Class I Shares and Class M Shares” on page 14 of the Prospectus for more information.

Before investing or allocating shares of a Fund to a client’s account, investors should carefully consider a Fund’s risks and investment objectives, as an investment in a Fund may not be appropriate for all clients and is not designed to be a complete investment program.  An investment in a Fund involves a high degree of risk. The event-linked securities in which the Funds invest are considered “high yield” or “junk bonds”.  It is possible that investing in the Funds may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

TABLE OF CONTENTS

Table of Contents - Prospectus

FUND SUMMARIES

Stone Ridge Reinsurance Risk Premium Fund

Investment Objective

The Stone Ridge Reinsurance Risk Premium Fund’s (the “Fund”) investment objective is to seek a high level of total return consisting of income and preservation of capital.  There can be no assurance that the Fund will achieve its investment objective.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(1)	0.25%	0.25%
Total Annual Fund Operating Expenses	1.75%	1.90%
Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.75%	1.90%

(1)	"Other expenses" are based on estimated amounts for the current fiscal year.
(2)
Through February 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 2.00% for Class I shares and 2.15% for Class M shares.  The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through February 1, 2014, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$178	$551
Class M Shares	$193	$597

Portfolio Turnover

The Fund generally does not pay transaction costs, such as commissions, when it buys and sells event-linked bonds.  With respect to certain trades in event-linked bonds and other investments, the Fund may pay transaction costs, such as commissions, when it buys and sells such investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be less than 25% of the Fund’s total assets in the first year of operations.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investment in reinsurance-related securities should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing.  In constructing an investment portfolio, the Adviser identifies a universe of eligible securities with precisely-defined risk and return characteristics.  It then seeks to obtain a meaningful subset of that universe while efficiently managing the portfolio and keeping trading costs low.  Because the risks in reinsurance-related securities – largely related to natural disasters such as earthquakes and hurricanes – are not similar to the risks investors bear in traditional equities and debt markets, the Adviser believes that investment in reinsurance-related securities may provide benefits when added to traditional portfolios. As such, the Adviser does not intend to buy or sell securities for the portfolio based on prospects for the economy or based on movements of traditional equities and debt securities markets.

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The Fund will pursue its investment objective by investing primarily in event-linked bonds, Quota Share Notes (defined below) and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry (collectively, “reinsurance-related securities”).  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  The Adviser has broad discretion to allocate the Fund’s assets among these investment categories.  The Fund expects to invest broadly in event-linked bonds and other reinsurance-related securities across the yield spectrum.  As of December 31, 2012 the median spread above collateral of event-linked bonds (as stated in the offering circulars) is approximately 8.4%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances.  The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer.

Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category.  The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds.  In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss.  If the trigger event(s) occurs prior to a bond's maturity, the Fund may lose all or a portion of its principal and forgo additional interest.  In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer's obligation to pay interest and/or repay the principal is either deferred or completely forgiven.  For example, if the Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments.  If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis.  Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond.  The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments.  Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events.  Trigger events include hurricanes, earthquakes and weather-related phenomena.

The Fund may also invest indirectly in quota shares, by holding notes issued by a special purpose vehicle (“SPV”) whose performance is tied to an underlying quota share transaction (“Quota Share Note”).  Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage.  For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

The Fund may invest substantially in below investment grade securities (or “junk bonds”) (i.e., those rated lower than Baa by Moody’s Investors Service, Inc. and lower than BBB by Standard & Poor’s Rating Group).  Because most event-linked bonds are rated below investment grade, a substantial portion of the Fund’s assets may be invested in below investment grade bonds, similar in some respects to high yield corporate bond funds.  Event-linked catastrophe bonds are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers.  The Fund has no limit as to the maturity of the event-linked bonds in which it invests or as to the market capitalization of the issuer.  The Fund may invest in event-linked bonds and debt securities of any credit rating, including those rated below investment grade or, if unrated, determined by the Adviser, to be of comparable quality.  With respect to event-linked bonds, the rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal.  In addition to ratings issued by rating agencies, event-linked bonds are issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”).  A risk model is created based on historical data and averages and used to inform investors and others on the potential impact of a wide variety of catastrophic events.  The Adviser will also consider these risk models in choosing portfolio investments.

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In implementing the Fund’s investment strategy, Stone Ridge will seek to limit the Fund’s exposure to any single catastrophic event by investing in reinsurance-related securities tied to a varied group of available perils and geographic regions.  Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance carriers, trigger types, and lines of business.  The Adviser will continue to monitor the risk of the Fund’s investments on a regular basis.

The Fund will pursue its investment objective by investing primarily in reinsurance-related securities.  Reinsurance occurs when insurance or reinsurance companies share risk by purchasing insurance policies from other insurers or reinsurers to limit the total loss the original insurer or reinsurer would experience in case of disaster. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions.  The party that diversifies its insurance portfolio is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

When selecting event-linked bonds and other reinsurance-related securities for investment, the Adviser evaluates the evolving universe of reinsurance-related securities by performing its own analysis based on quantitative and qualitative research.  The Adviser may rely upon information and analysis obtained from brokers, dealers and ratings organizations, among other sources.  The Adviser then uses quantitative and qualitative analysis to select appropriate event-linked bonds within each trigger event category.  The Adviser’s qualitative and quantitative analysis may consider various factors, such as trigger transparency, sponsor basis risk, call provisions, moral hazard, and correlation with other investments, and will also guide the Adviser in determining the desired allocation of event-linked bonds by trigger event category and in different regions.

Many of the event-linked bonds in which the Fund will invest will be issued by non-U.S. issuers.  As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in reinsurance-related securities, but retains the flexibility to invest at times in other securities, including registered investment companies, U.S. Government securities, cash and cash equivalents.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

Principal Investment Risks

The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”.  It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

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The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks in the section entitled “Risks of Investing” on page 4 of the prospectus.

Event-Linked Securities Risk.  The principal risk of an investment in an event-linked security is that a triggering event(s) (e.g., a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and right to additional interest payments with respect to the security.  If multiple triggering events occur that impact a significant portion of the securities held by the Fund, the Fund could suffer substantial losses and an investor will lose money.  A majority of the Fund’s assets will be invested in event-linked securities tied to natural events and there is inherent uncertainty as to whether, when or where such events will occur.  There is no way to predict with complete accuracy whether a triggering event will occur, and because of this significant uncertainty, event-link securities carry a high degree of risk.

Event-Linked Bonds.  Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions.  If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security.  Such losses may be substantial.  Because catastrophe bonds cover “catastrophic” events, that if they occur will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.”  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds are also subject to extension risk.  The sponsor of such an investment might also have the right to extend the maturity of the bonds to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for event-linked securities currently is between three to six months.  In certain circumstances, the extension may exceed two years.  An extension to verify the potential occurrence of a trigger event will reduce the value of the bond due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond.  Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Catastrophe bonds have been in use only since the mid 1990s. As a relatively new type of financial instrument, there is limited trading history for these securities, and in certain instances there may be a limited or no active trading market, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

Quota Shares.  The Fund will invest in Quota Share Notes.  Quota Share Notes are subject to the same risks discussed herein for catastrophe bonds.  In addition, because Quota Share Notes represent a proportional interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.  Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes and therefore place the Fund’s assets at greater risk of loss than if the Adviser had more complete information.  The lack of transparency may also make the valuation of Quota Share Notes more difficult and potentially result in mispricing that could result in losses to the Fund.  See “Illiquidity Risk” and “Valuation Risk” below.

Risk-Modeling Risk. The Adviser, in selecting investments for the Fund, will consider risk models created by independent third parties.  Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. Risk models are created using historical, scientific and other related data.  Therefore, because such risk models are based upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event.  In addition, any errors or imperfections in a risk model, or in the data on which they are based, or technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance.

Illiquidity and Restricted Securities Risk.   Liquidity risk is the risk that the event-linked securities held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth.  As a relatively new type of financial instrument, there is limited trading history for event-linked securities.  The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid.  The Adviser believes a sufficient liquid market exists for event-linked securities in order to meet these requirements.  However, there can be no assurances that a liquid market will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.  To the extent the Fund holds Quota Share Notes, such investments will be treated as illiquid securities, unless the Board determines a liquid market exists for such instruments.

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The event-linked securities in which the Fund invests will typically be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions with at least $100 million of securities (called “qualified institutional buyers” or “QIBs”).  Rule 144A securities are considered “restricted” securities.  Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing event-linked securities, the securities will become illiquid while held by the Fund.  Illiquid securities may be difficult to value, the Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities.  This may result in losses to the Fund and investors.

Valuation Risk.  The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of event-linked securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur.  The Fund’s investments in event-linked securities for which market quotations are not available will be valued using a third-party pricing vendor or in certain instances fair valued by the Board.  Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund's investment in an event-linked bond may be priced using fair value methods.  Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).

Moral Hazard Risk.  Event-linked securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers”.  An indemnity trigger is a trigger based on the actual losses of the ceding sponsor. Event-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such event-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund.  For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e., the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million).  Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached.   In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

Limited Availability and Reinvestment Risk.  Investments in event-linked securities may be limited, which may limit the amount of assets the Fund may be able to invest in reinsurance-related securities.  The limited availability of event-linked securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund's investment objective and lack of availability of event-linked securities in the secondary market.  Original issuances of event-linked securities (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year.  Thereafter, the availability of event-linked securities is subject to natural fluctuations in the secondary market.  Therefore, if event-linked securities held by the Fund mature, or the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than it normally would until event-linked securities meeting the Fund’s investment objectives become available.  Due to the potentially limited availability of additional event-linked securities, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold.  This is known as reinvestment risk, and may reduce the overall return on its portfolio securities.

Investments in Non-Voting Stock Risk.  To the extent the Fund contractually forgoes its right to vote securities or purchases non-voting securities of an SPV, it will not be able to vote on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV. If the event-linked securities in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities.  However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or purchase non-voting securities of such SPVs.  If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act.  Such limitations may interfere with portfolio management of the Fund which may adversely impact the Fund’s performance.

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Reinsurance Industry Risk.  The performance of reinsurance-related securities and the reinsurance-industry itself are tied to the occurrence of various triggering-events, including weather and other natural disasters (hurricanes, earthquakes, etc.).  Major natural disasters in populated areas (such as in the cases of hurricane Katrina in New Orleans in 2005 and super storm Sandy in the New York City metropolitan area in 2012) can result in significant losses and investors in reinsurance-related securities tied to such events, may also experience substantial losses.  As the likelihood and severity of natural disasters increase, the risk of significant losses to reinsurers increases.  Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer.  However, a series of major triggering events could cause the failure of a reinsurer.  Similarly, to the extent the Fund invests in event-linked securities for which a triggering event occurs, it will result in losses to the Fund and a series of major triggering events affecting a large portion of the event-linked securities held by the Fund will result in substantial losses to the Fund.

Floating-Rate Loan Risks.  A significant percentage of the event-linked securities in which the Fund invests are expected to be variable rate, or floating rate, event-linked bonds.  Floating rate loans and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest will be invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments.  Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The Fund’s investment portfolio (which consists primarily of event-linked securities) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Fund may not meet its investment objectives.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk.  The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  This risk is enhanced for the Fund because it invests substantially all its assets in event-linked securities.  Event-linked securities can quickly lose all or much of their value if a triggering event occurs.  Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund’s net asset value.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Derivative Investments Risk.  The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies.  Trigger events include hurricanes, earthquakes and weather-related phenomena.  If a trigger event(s) occurs, the Fund may lose the swap’s notional amount.  As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked securities, including counterparty risk and leverage risk.

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The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Below Investment Grade Securities Risk.  The Fund can invest without limit in event-linked securities that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by Standard & Poor's Ratings Services ("S&P") or Baa3 by Moody's Investors Service, Inc., ("Moody's"), or that have comparable ratings by another rating organization.  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss.  The rating also assesses the event-linked security’s credit risk and the model used to calculate the probability of the trigger event.  The rating system for event-linked securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops.  Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc.  One or more of these modeling firms may be used by the Adviser as part of its investment process.  These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events.  If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an event-linked security that is not justified.  Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks.  Additionally, because there are only three major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Credit Risk.  The event-linked securities in which the Fund invests will be subject to credit risk.  The principal invested in an event-linked security is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV.  Typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds).  However, in certain event-linked securities, the collateral account may be invested in high yielding, higher risk securities.  In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments.  Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, therefore the Fund is dependent upon the manager to invest the collateral account proceeds appropriately.

Foreign Investing Risk.  The Fund may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities.  Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject.  Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting  and/or risk-retention requirements.  The Fund’s investments will consist primarily of event-linked bonds which provide the Fund with contractual rights under the terms of the bond issuance.  While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.  For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

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Foreign Currency Risk. It is expected that a substantial portion of the Fund’s investments in event-linked securities will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Equity Securities Risk. The Fund may at times invest in equity securities.  The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

The Fund intends to invest substantially in “event-linked” bonds and other interests that are treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes.  The Fund generally intends to make a qualified electing fund (“QEF”) election with respect to each such PFIC, which would result in the Fund recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, whether or not such amounts are distributed.  The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If the Fund is not able make a QEF election with respect to a PFIC, it will generally elect to “mark to market” shares that it holds in the PFIC at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year (subject to adjustments for deferral of losses from the taxable year) over their adjusted basis and as ordinary loss any decrease in that value unless the loss is required to be deferred. Gains realized with respect to PFICs that the Fund has elected to mark to market will be ordinary income. If the Fund realizes a loss with respect to such a PFIC, whether by virtue of selling all or part of the Fund’s interest in the PFIC or because of the “mark to market” adjustment described above, the loss will be ordinary to the extent of the excess of the sum of the mark-to-market gains over the mark-to-market losses previously recognized with respect to the PFIC. To the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds that limitation, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss. Capital losses recognized by the Fund in a taxable year will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.

By making either a QEF or  mark-to-market election with respect to a PFIC, the Fund may be required to recognize income (which generally must be distributed to shareholders) in excess of the distributions that it receives from that PFIC. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed.  In any of these circumstances, the Fund may need to borrow money or to dispose of certain investments in order to make the distributions required for treatment as a RIC.

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If neither a “mark to market” nor a QEF election is made with respect to an interest in a PFIC, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner. In such a case, the Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on the tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Performance

This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the investment adviser of the Fund.

Portfolio Managers

Ross Stevens, Robert Gutmann and Yan Zhao (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, and financial intermediary compensation, please turn to the “How to Buy Class I Shares and Class M Shares”, “How to Redeem Class I Shares and Class M Shares” and “Payments to Financial Firms” sections of the Prospectus.

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Stone Ridge High Yield Reinsurance Risk Premium Fund
Investment Objective

The Stone Ridge High Yield Reinsurance Risk Premium Fund’s (the “Fund”) investment objective is to seek a high level of total return consisting of income and preservation of capital.  There can be no assurance that the Fund will achieve its investment objective.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(1)	0.25%	0.25%
Total Annual Fund Operating Expenses	1.75%	1.90%
Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.75%	1.90%

"Other expenses" are based on estimated amounts for the current fiscal year.

Through February 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 2.00% for Class I shares and 2.15% for Class M shares.  The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through February 1, 2014, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$178	$551
Class M Shares	$193	$597

Portfolio Turnover

The Fund generally does not pay transaction costs, such as commissions, when it buys and sells event-linked bonds.  With respect to certain trades in event-linked bonds and other investments, the Fund may pay transaction costs, such as commissions, when it buys and sells such investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be less than 25% of the Fund’s total assets in the first year of operations.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investment in reinsurance-related securities should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing.  In constructing an investment portfolio, the Adviser identifies a universe of eligible securities with precisely-defined risk and return characteristics.  It then seeks to obtain a meaningful subset of that universe while efficiently managing the portfolio and keeping trading costs low.  Because the risks in reinsurance-related securities – largely related to natural disasters such as earthquakes and hurricanes – are not similar to the risks investors bear in traditional equities and debt markets, the Adviser believes that investment in reinsurance-related securities may provide benefits when added to traditional portfolios. As such, the Adviser does not intend to buy or sell securities for the portfolio based on prospects for the economy or based on movements of traditional equities and debt securities markets.

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The Fund will pursue its investment objective by investing primarily in event-linked bonds, Quota Share Notes (defined below) and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry (collectively, “reinsurance-related securities”).  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  In addition, the Fund will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield, high risk debt securities (commonly referred to as “junk bonds”).  High yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.  The Adviser has broad discretion to allocate the Fund’s assets among these investment categories.  As of December 31, 2012 the median spread above collateral of event-linked bonds (as stated in the offering circulars) is approximately 8.4%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances.  Consistent with its investment objective and its 80% policies, the Fund may invest in reinsurance-related securities across the yield spectrum, but will generally focus its investments in higher yielding, higher risk securities (i.e., those above the median yield). The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer.

Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category.  The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds.  In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss.  If the trigger event(s) occurs prior to a bond's maturity, the Fund may lose all or a portion of its principal and forgo additional interest.  In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer's obligation to pay interest and/or repay the principal is either deferred or completely forgiven.  For example, if the Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments.  If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis.  Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond.  The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments.  Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events.  Trigger events include hurricanes, earthquakes and weather-related phenomena.

The Fund may also invest indirectly in quota shares, by holding notes issued by a special purpose vehicle (“SPV”) whose performance is tied to an underlying quota share transaction (“Quota Share Note”).  Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage.  For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below investment grade securities (or “junk bonds”) (i.e., those rated lower than Baa by Moody’s Investors Service, Inc. and lower than BBB by Standard & Poor’s Rating Group).  Because most event-linked bonds are rated below investment grade, a substantial portion of the Fund’s assets may be invested in below investment grade bonds, similar in some respects to high yield corporate bond funds.  Event-linked catastrophe bonds are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers.  The Fund has no limit as to the maturity of the event-linked bonds in which it invests or as to the market capitalization of the issuer.  The Fund may invest in event-linked bonds and debt securities of any credit rating, including those rated below investment grade or, if unrated, determined by the Adviser, to be of comparable quality.  With respect to event-linked bonds, the rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal.  In addition to ratings issued by rating agencies, event-linked bonds are issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”).  A risk model is created based on historical data and averages and used to inform investors and others on the potential impact of a wide variety of catastrophic events.  The Adviser will also consider these risk models in choosing portfolio investments.

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In implementing the Fund’s investment strategy, Stone Ridge will seek to limit the Fund’s exposure to any single catastrophic event by investing in reinsurance-related securities tied to a varied group of available perils and geographic regions.  Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance carriers, trigger types, and lines of business.  The Adviser will continue to monitor the risk of the Fund’s investments on a regular basis.

The Fund will pursue its investment objective by investing primarily in reinsurance-related securities.  Reinsurance occurs when insurance or reinsurance companies share risk by purchasing insurance policies from other insurers or reinsurers to limit the total loss the original insurer or reinsurer would experience in case of disaster. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions.  The party that diversifies its insurance portfolio is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

When selecting event-linked bonds and other reinsurance-related securities for investment, the Adviser evaluates the evolving universe of reinsurance-related securities by performing its own analysis based on quantitative and qualitative research.  The Adviser may rely upon information and analysis obtained from brokers, dealers and ratings organizations, among other sources.  The Adviser then uses quantitative and qualitative analysis to select appropriate event-linked bonds within each trigger event category.  The Adviser’s qualitative and quantitative analysis may consider various factors, such as trigger transparency, sponsor basis risk, call provisions, moral hazard, and correlation with other investments, and will also guide the Adviser in determining the desired allocation of event-linked bonds by trigger event category and in different regions.

Many of the event-linked bonds in which the Fund will invest will be issued by non-U.S. issuers.  As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in reinsurance-related securities, but retains the flexibility to invest at times in other securities, including registered investment companies, U.S. Government securities, cash and cash equivalents.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

Principal Investment Risks

The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”.  It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

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An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks in the section entitled “Risks of Investing” on page 4 of the prospectus.

Event-Linked Securities Risk.  The principal risk of an investment in an event-linked security is that a triggering event(s) (e.g., a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and right to additional interest payments with respect to the security.  If multiple triggering events occur that impact a significant portion of the securities held by the Fund, the Fund could suffer substantial losses and an investor will lose money.  A majority of the Fund’s assets will be invested in event-linked securities tied to natural events and there is inherent uncertainty as to whether, when or where such events will occur.  There is no way to predict with complete accuracy whether a triggering event will occur, and because of this significant uncertainty, event-link securities carry a high degree of risk.

Event-Linked Bonds.  Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions.  If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security.  Such losses may be substantial.  Because catastrophe bonds cover “catastrophic” events, that if they occur will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.”  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds are also subject to extension risk.  The sponsor of such an investment might also have the right to extend the maturity of the bonds to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for event-linked securities currently is between three to six months.  In certain circumstances, the extension may exceed two years.  An extension to verify the potential occurrence of a trigger event will reduce the value of the bond due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond.  Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Catastrophe bonds have been in use only since the mid 1990s. As a relatively new type of financial instrument, there is limited trading history for these securities, and in certain instances there may be a limited or no active trading market, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

Quota Shares.  The Fund will invest in Quota Share Notes.  Quota Share Notes are subject to the same risks discussed herein for catastrophe bonds.  In addition, because Quota Share Notes represent a proportional interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.  Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes and therefore place the Fund’s assets at greater risk of loss than if the Adviser had more complete information.  The lack of transparency may also make the valuation of Quota Share Notes more difficult and potentially result in mispricing that could result in losses to the Fund.  See “Illiquidity Risk” and “Valuation Risk” below.

Risk-Modeling Risk. The Adviser, in selecting investments for the Fund, will consider risk models created by independent third parties.  Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. Risk models are created using historical, scientific and other related data.  Therefore, because such risk models are based upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event.  In addition, any errors or imperfections in a risk model, or in the data on which they are based, or technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance.

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Illiquidity and Restricted Securities Risk.   Liquidity risk is the risk that the event-linked securities held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth.  As a relatively new type of financial instrument, there is limited trading history for event-linked securities.  The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid.  The Adviser believes a sufficient liquid market exists for event-linked securities in order to meet these requirements.  However, there can be no assurances that a liquid market will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.  To the extent the Fund holds Quota Share Notes, such investments will be treated as illiquid securities, unless the Board determines a liquid market exists for such instruments.

The event-linked securities in which the Fund invests will typically be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions with at least $100 million of securities (called “qualified institutional buyers” or “QIBs”).  Rule 144A securities are considered “restricted” securities.  Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing event-linked securities, the securities will become illiquid while held by the Fund.  Illiquid securities may be difficult to value, the Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities.  This may result in losses to the Fund and investors.

Valuation Risk.  The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of event-linked securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur.  The Fund’s investments in event-linked securities for which market quotations are not available will be valued using a third-party pricing vendor or in certain instances fair valued by the Board.  Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund's investment in an event-linked bond may be priced using fair value methods.  Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).

Moral Hazard Risk.  Event-linked securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers”.  An indemnity trigger is a trigger based on the actual losses of the ceding sponsor. Event-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such event-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund.  For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e., the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million).  Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached.   In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

Limited Availability and Reinvestment Risk.  Investments in event-linked securities may be limited, which may limit the amount of assets the Fund may be able to invest in reinsurance-related securities.  The limited availability of event-linked securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund's investment objective and lack of availability of event-linked securities in the secondary market.  Original issuances of event-linked securities (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year.  Thereafter, the availability of event-linked securities is subject to natural fluctuations in the secondary market.  Therefore, if event-linked securities held by the Fund mature, or the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than it normally would until event-linked securities meeting the Fund’s investment objectives become available.  Due to the potentially limited availability of additional event-linked securities, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold.  This is known as reinvestment risk, and may reduce the overall return on its portfolio securities.

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Investments in Non-Voting Stock Risk.  To the extent the Fund contractually forgoes its right to vote securities or purchases non-voting securities of an SPV, it will not be able to vote on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV. If the event-linked securities in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities.  However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or purchase non-voting securities of such SPVs.  If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act.  Such limitations may interfere with portfolio management of the Fund which may adversely impact the Fund’s performance.

Reinsurance Industry Risk.  The performance of reinsurance-related securities and the reinsurance-industry itself are tied to the occurrence of various triggering-events, including weather and other natural disasters (hurricanes, earthquakes, etc.).  Major natural disasters in populated areas (such as in the cases of hurricane Katrina in New Orleans in 2005 and super storm Sandy in the New York City metropolitan area in 2012) can result in significant losses and investors in reinsurance-related securities tied to such events, may also experience substantial losses.  As the likelihood and severity of natural disasters increase, the risk of significant losses to reinsurers increases.  Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer.  However, a series of major triggering events could cause the failure of a reinsurer.  Similarly, to the extent the Fund invests in event-linked securities for which a triggering event occurs, it will result in losses to the Fund and a series of major triggering events affecting a large portion of the event-linked securities held by the Fund will result in substantial losses to the Fund.

Floating-Rate Loan Risks.  A significant percentage of the event-linked securities in which the Fund invests are expected to be variable rate, or floating rate, event-linked bonds.  Floating rate loans and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest will be invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments.  Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The Fund’s investment portfolio (which consists primarily of event-linked securities) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Fund may not meet its investment objectives.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk.  The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  This risk is enhanced for the Fund because it invests substantially all its assets in event-linked securities.  Event-linked securities can quickly lose all or much of their value if a triggering event occurs.  Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund’s net asset value.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

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Derivative Investments Risk.  The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies.  Trigger events include hurricanes, earthquakes and weather-related phenomena.  If a trigger event(s) occurs, the Fund may lose the swap’s notional amount.  As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked securities, including counterparty risk and leverage risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Below Investment Grade Securities Risk.  The Fund can invest without limit in event-linked securities that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by Standard & Poor's Ratings Services ("S&P") or Baa3 by Moody's Investors Service, Inc., ("Moody's"), or that have comparable ratings by another rating organization.  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss.  The rating also assesses the event-linked security’s credit risk and the model used to calculate the probability of the trigger event.  The rating system for event-linked securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops.  Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc.  One or more of these modeling firms may be used by the Adviser as part of its investment process.  These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events.  If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an event-linked security that is not justified.  Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks.  Additionally, because there are only three major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Credit Risk.  The event-linked securities in which the Fund invests will be subject to credit risk.  The principal invested in an event-linked security is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV.  Typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds).  However, in certain event-linked securities, the collateral account may be invested in high yielding, higher risk securities.  In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments.  Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, therefore the Fund is dependent upon the manager to invest the collateral account proceeds appropriately.

Foreign Investing Risk.  The Fund may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities.  Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject.  Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting  and/or risk-retention requirements.  The Fund’s investments will consist primarily of event-linked bonds which provide the Fund with contractual rights under the terms of the bond issuance.  While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.  For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

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Foreign Currency Risk. It is expected that a substantial portion of the Fund’s investments in event-linked securities will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Equity Securities Risk. The Fund may at times invest in equity securities.  The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

The Fund intends to invest substantially in “event-linked” bonds and other interests that are treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes.  The Fund generally intends to make a qualified electing fund (“QEF”) election with respect to each such PFIC, which would result in the Fund recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, whether or not such amounts are distributed.  The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If the Fund is not able make a QEF election with respect to a PFIC, it will generally elect to “mark to market” shares that it holds in the PFIC at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year (subject to adjustments for deferral of losses from the taxable year) over their adjusted basis and as ordinary loss any decrease in that value unless the loss is required to be deferred. Gains realized with respect to PFICs that the Fund has elected to mark to market will be ordinary income. If the Fund realizes a loss with respect to such a PFIC, whether by virtue of selling all or part of the Fund’s interest in the PFIC or because of the “mark to market” adjustment described above, the loss will be ordinary to the extent of the excess of the sum of the mark-to-market gains over the mark-to-market losses previously recognized with respect to the PFIC. To the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds that limitation, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss. Capital losses recognized by the Fund in a taxable year will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.

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By making either a QEF or  mark-to-market election with respect to a PFIC, the Fund may be required to recognize income (which generally must be distributed to shareholders) in excess of the distributions that it receives from that PFIC. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed.  In any of these circumstances, the Fund may need to borrow money or to dispose of certain investments in order to make the distributions required for treatment as a RIC.

If neither a “mark to market” nor a QEF election is made with respect to an interest in a PFIC, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner. In such a case, the Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on the tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Performance

This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the investment adviser of the Fund.

Portfolio Managers

Ross Stevens, Robert Gutmann and Yan Zhao (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund.

IMPORTANT INFORMATION REGARDING FUND SHARES
Purchase and Sale of Fund Shares

Investors may purchase a Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment.  Once notification has occurred, the investor will be directed to Funds’ Transfer Agent to complete the purchase or sale transaction. Each Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  All investments are subject to approval of the Adviser.  Each Fund will only be available for purchase when it has notified investors that it is no longer closed to new investment.  See “Shareholder Information – Closing of the Funds to New Investments.”  The minimum initial purchase (waived in certain circumstances) is $25 million for Class I shares and $10 million for Class M shares.  The investment minimums may be met for each Class by aggregating purchases in each of the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund.  There is no minimum for subsequent investments.  All share purchases are subject to approval of the Adviser.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202, or by calling (855) 609-3680.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

Fund shares are sold to RIAs that are investing in a fiduciary capacity on behalf of their clients.  The Funds are not generally sold through other financial intermediaries, and no sales loads are charged to investors or paid to financial intermediaries.  The Fund’s principal underwriter receives compensation with respect to Class M shares.  See “DISTRIBUTION ARRANGEMENTS”.

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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Each Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above. References to the “Fund” below are to each Fund, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summaries”.  Set forth below is additional information about such policies and risks of the Fund described in “Fund Summaries” above.  Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  In addition, Stone Ridge High Yield Reinsurance Risk Premium Fund will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield, high risk debt securities (commonly referred to as “junk bonds”) (the “80% Policies”).  High yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.  The Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% Policies.

The Stone Ridge High Yield Reinsurance Risk Premium Fund will invest under normal market conditions at least 80% of its net assets in below investment grade securities.  The Stone Ridge Reinsurance Risk Premium Fund may invest substantially in below investment grade securities.  As a result the risks associated with an investment in the Stone Ridge High Yield Reinsurance Risk Premium Fund will be greater than those that may be associated with the Stone Ridge Reinsurance Risk Premium Fund.

More Information on Investment Strategies

Event-Linked Securities.  The Fund will invest substantially in "event-linked" bonds, a type of event-linked security which sometimes are referred to as "insurance-linked" or "catastrophe" bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category.  In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. For some event-linked bonds, the trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. The Fund is entitled to receive principal and interest payments so long as no trigger event(s) occurs of the description and magnitude specified by the instrument.  Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Event-linked bonds are typically rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency's calculated probability that a pre-defined trigger event(s) will occur. This rating also assesses the event-linked bond's credit risk and the model used to calculate the probability of a trigger event.

If a "sponsor," such as an insurance company or reinsurance company (a company that insures insurance companies), wants to transfer some or all of the risk it assumes in insuring a catastrophe, it can set up a separate legal structure—commonly known as a special purpose vehicle (“SPV”). Municipal, state and foreign governments and private companies also have sponsored catastrophe bonds as a hedge against natural disasters.  The SPV is a passive and independent intermediary structure standing between the bond holders and the sponsor.  Immediately after issuing the bonds to investors, the SPV enters into a “cover agreement” with the sponsor, through which the SPV provides the sponsor with a protection against natural catastrophe events.  The SPV puts the proceeds received from the bond issuance (the “principal”) into a trust account. The SPV uses this principal amount as “collateral” in order to secure its obligation under the cover agreement. The principal amount from the bond issuance and held as collateral is generally invested into high-quality instruments (such as U.S. Treasury securities). The earnings on these high quality instruments, as well as insurance premiums paid to the sponsor, are used to make periodic, variable rate interest payments to investors (e.g., a Fund). The interest rate typically is based on an available, floating, short-term rate such as LIBOR or Treasury (“T-Bill”), plus a margin, or "spread," above that.

As long as the corresponding trigger event(s) covered by the bond—whether a windstorm in Europe or an earthquake in California—does not occur during the time investors own the bond, investors will receive their interest payments and, when the bond matures, their principal back from the collateral. Many catastrophe bonds generally mature in three years, although terms generally range from one to five years, depending on the bond.  If the event does occur, however, the sponsor's right to the collateral is "triggered." This means the sponsor receives the collateral, instead of investors receiving it when the bond matures, causing investors to lose most—or all—of their principal and unpaid interest payments. When this happens, the SPV might also have the right to extend the maturity of the bonds to verify that the trigger did occur or to process and audit insurance claims. Depending on the bond, the extension can last anywhere from three months to two years or more. In some cases, catastrophe bonds cover multiple events to reduce the chances that investors will lose all of their principal.

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Quota Shares.  The Fund may invest indirectly in quota shares, by holding notes issued by a SPV whose performance is tied to an underlying quota share transaction (“Quota Share Notes”).  Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage.  For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

In implementing the Fund’s investment strategy, Stone Ridge will seek to limit the Fund’s exposure to any single catastrophic event by investing in reinsurance-related securities tied to a varied group of available perils and geographic regions.  Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance carriers, trigger types, and lines of business.

Liquidity and Restricted Securities.  The event-linked bonds and Quota Share Notes in which the Fund will invest are restricted securities in that they are legally restricted as to resale pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the Board of Trustees determines that such treatment is warranted, and most or all of the event-linked catastrophe bonds in which the Fund invests will be considered liquid securities. The Fund will initially treat Quota Share Notes as illiquid investments.  The Fund’s Board of Trustees will monitor and periodically review liquidity determinations (including those regarding Quota Share Notes).  Even if determined to be liquid, holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.  The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid, which may be difficult to value properly and may involve greater risks than liquid securities.

Below Investment Grade Securities.  Because most event-linked bonds are rated below investment grade, a substantial portion of the Fund’s assets may be invested in below investment grade bonds, similar in some respects to high yield corporate bond funds.  Event-linked catastrophe bonds are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers.  The Fund has no limit as to the maturity of the event-linked bonds in which it invests or as to the market capitalization of the issuer.  The Fund may invest in event-linked bonds and debt securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”) or, if unrated, determined by the Adviser, to be of comparable quality.  With respect to event-linked bonds, the rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal.  In addition to ratings issued by rating agencies, event-linked bonds are issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”).  A risk model is created based on historical data and averages and used to inform investors and others on the potential impact of a wide variety of catastrophic events.  The Adviser will also consider these risk models in choosing portfolio investments. The event-linked bonds in which the Fund may invest may also be subordinated or "junior" to more senior securities of the issuer. The investor in a subordinated security of an issuer is entitled to payment after other holders of debt in that issuer.

A substantial amount of the reinsurance-related securities in which the Fund intends to invest are expected to be structured as variable rate, or floating-rate, debt securities, which will be secured by the collateral contributed by the Fund and other investors to the relevant SPVs established by the ceding insurer.  These loans and securities typically have rates of interest that are reset periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR), plus a premium.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.  The Fund may but is not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps, including event-linked swaps and other derivative instruments.  The Fund may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures.

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Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Non-U.S. Investments.  The Fund may invest without limit in foreign government and foreign corporate debt securities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in foreign securities.  Non-U.S. issuers are issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World Bank and the European Union.

U.S. Government Securities. The Fund may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac.

Equity Securities.  Equity securities include common stocks, warrants and rights, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stocks generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. A convertible security is one that can be converted into or exchanged for common stock of an issuer within a particular period of time at a specified price, upon the occurrence of certain events or according to a price formula. Convertible securities offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The Fund considers some convertible securities to be "equity equivalents" because they are convertible into common stock. The credit ratings of those convertible securities generally have less impact on the investment decision, although they may still be subject to credit and interest rate risk.

Borrowings.  The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.  The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets.  Such temporary borrowings are not subject to the asset coverage requirements discussed below in connection with the Fund’s borrowings for investment purposes.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements pursuant to which the Fund transfers securities to a counterparty in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by the Fund, are a form of leverage and may make the value of an investment in the Fund more volatile and increase the risks of investing in the Fund. Entering into reverse repurchase agreements and other borrowing transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.  Borrowing money involves transaction and interest costs.  The Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

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To the extent required by SEC guidelines, if a transaction (such as a reverse repurchase agreement) exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of the custodian with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.

Cash Management and Temporary Investments.  Normally, the Fund invests substantially all of its assets to meet its investment objectives. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The Fund may adopt a defensive strategy when the Adviser believes securities in which the Fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Additional Investment Practices

In addition to the principal investment strategies described above, the Fund may also use other investment techniques, including the following from time-to-time.

Short-Term Trading.  At times, the Fund may engage in short-term trading, usually with respect to certain derivatives instruments on the Fund’s portfolio holdings. If the Fund engages in a lot of short-term trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. The Fund does not anticipate lending event-linked bonds but may lend other portfolio securities.  Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies. The Fund may invest in exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts listed on a stock exchange. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. The Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act.

Corporate Debt Obligations. The Fund may purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities.  Debt securities purchased by the Fund may be subordinate to other liabilities of the issuer.  If a borrower becomes insolvent, the borrower's assets may be insufficient to meet its obligations.

Risks of Investing

The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”.  It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

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The Fund is subject to the principal risks noted below.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.  You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Event-Linked Securities Risk.  The principal risk of an investment in an event-linked security is that a triggering event(s) (e.g., a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and right to additional interest payments with respect to the security.  If multiple triggering events occur that impact a significant portion of the securities held by the Fund, the Fund could suffer substantial losses and an investor will lose money.  A majority of the Fund’s assets will be invested in event-linked securities tied to natural events and there is inherent uncertainty as to whether, when or where such events will occur.  There is no way to predict with complete accuracy whether a triggering event will occur, and because of this significant uncertainty, event-link securities carry a high degree of risk.

Event-Linked Bonds.  Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions.  If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security.  Such losses may be substantial.  Because catastrophe bonds cover “catastrophic” events, that if they occur will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.”  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds are also subject to extension risk.  The sponsor of such an investment might also have the right to extend the maturity of the bonds to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for event-linked securities currently is between three to six months.  In certain circumstances, the extension may exceed two years.  An extension to verify the potential occurrence of a trigger event will reduce the value of the bond due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond.  Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Catastrophe bonds have been in use only since the mid 1990s. As a relatively new type of financial instrument, there is limited trading history for these securities, and in certain instances there may be a limited or no active trading market, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

Quota Shares.  The Fund will invest in Quota Share Notes.  Quota Share Notes are subject to the same risks discussed herein for catastrophe bonds.  In addition, because Quota Share Notes represent a proportional interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.  Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes and therefore place the Fund’s assets at greater risk of loss than if the Adviser had more complete information.  The lack of transparency may also make the valuation of Quota Share Notes more difficult and potentially result in mispricing that could result in losses to the Fund.  See “Illiquidity Risk” and “Valuation Risk” below.

Risk-Modeling Risk. The Adviser, in selecting investments for the Fund, will consider risk models created by independent third parties.  Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. Risk models are created using historical, scientific and other related data.  Therefore, because such risk models are based upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event.  In addition, any errors or imperfections in a risk model, or in the data on which they are based, or technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance.

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Illiquidity and Restricted Securities Risk.   Liquidity risk is the risk that the event-linked securities held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth.  As a relatively new type of financial instrument, there is limited trading history for event-linked securities.  The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid.  The Adviser believes a sufficient liquid market exists for event-linked securities in order to meet these requirements.  However, there can be no assurances that a liquid market will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.  To the extent the Fund holds Quota Share Notes, such investments will be treated as illiquid securities, unless the Board determines a liquid market exists for such instruments.

The event-linked securities in which the Fund invests will typically be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions with at least $100 million of securities (called “qualified institutional buyers” or “QIBs”).  Rule 144A securities are considered “restricted” securities.  Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing event-linked securities, the securities will become illiquid while held by the Fund.  Illiquid securities may be difficult to value, the Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities.  This may result in losses to the Fund and investors.

Valuation Risk.  The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of event-linked securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur.  The Fund’s investments in event-linked securities for which market quotations are not available will be valued using a third-party pricing vendor or in certain instances fair valued by the Board.  Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund's investment in an event-linked bond may be priced using fair value methods.  Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).

Moral Hazard Risk.  Event-linked securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers”.  An indemnity trigger is a trigger based on the actual losses of the ceding sponsor. Event-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such event-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund.  For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e., the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million).  Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached.   In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

Limited Availability and Reinvestment Risk.  Investments in event-linked securities may be limited, which may limit the amount of assets the Fund may be able to invest in reinsurance-related securities.  The limited availability of event-linked securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund's investment objective and lack of availability of event-linked securities in the secondary market.  Original issuances of event-linked securities (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year.  Thereafter, the availability of event-linked securities is subject to natural fluctuations in the secondary market.  Therefore, if event-linked securities held by the Fund mature, or the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than it normally would until event-linked securities meeting the Fund’s investment objectives become available.  Due to the potentially limited availability of additional event-linked securities, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold.  This is known as reinvestment risk, and may reduce the overall return on its portfolio securities.

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Investments in Non-Voting Stock Risk.  To the extent the Fund contractually forgoes its right to vote securities or purchases non-voting securities of an SPV, it will not be able to vote on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV.  If the event-linked securities in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities.  However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or purchase non-voting securities of such SPVs.  If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act.  Such limitations may interfere with portfolio management of the Fund which may adversely impact the Fund’s performance.

For various reasons, the Fund may hold some or all of its interest in an SPV in non-voting form. One reason for this is to avoid a SPV being deemed an “affiliated person” of the Fund for purposes of the 1940 Act. Accordingly, the Fund may agree to waive irrevocably any right that the Fund may have to vote securities in amounts in excess of 4.99% of a SPV’s outstanding voting securities.  The general policy to waive voting rights has been reviewed by the Board of Trustee. The waiver of the Fund’s voting rights does not facilitate investments in a SPV by the Adviser or other clients of the Adviser, either as a practical or a legal matter, and is not intended to confer any benefit on such entities. Interests in a particular SPV, even without voting rights, are selected based on the investment merits of those interests consistent with the fiduciary duties of both the Adviser and the Board of Trustees, and generally reflect the judgment of the Adviser that such investments are an attractive and appropriate opportunity for the Fund for any number of reasons.

To the extent the Fund holds non-voting securities of a SPV or contractually foregoes its right to vote securities of a SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV. This restriction could diminish the influence of the Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPVs as an affiliated person of the Fund for purposes of the 1940 Act.

Reinsurance Industry Risk.  The performance of reinsurance-related securities and the reinsurance-industry itself are tied to the occurrence of various triggering-events, including weather and other natural disasters (hurricanes, earthquakes, etc.).  Major natural disasters in populated areas (such as in the cases of hurricane Katrina in New Orleans in 2005 and super storm Sandy in the New York City metropolitan area in 2012) can result in significant losses and investors in reinsurance-related securities tied to such events, may also experience substantial losses.  As the likelihood and severity of natural disasters increase, the risk of significant losses to reinsurers increases.  Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer.  However, a series of major triggering events could cause the failure of a reinsurer.  Similarly, to the extent the Fund invests in event-linked securities for which a triggering event occurs, it will result in losses to the Fund and a series of major triggering events effecting a large portion of the event-linked securities held by the Fund will result in substantial losses to the Fund.

Floating-Rate Loan Risks.  A significant percentage of the event-linked securities in which the Fund invests are expected to be variable rate, or floating rate, event-linked bonds.  Floating rate loans and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest will be invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments.  Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The Fund’s investment portfolio (which consists primarily of event-linked securities) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Fund may not meet its investment objectives.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

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Leveraging Risk.  The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  This risk is enhanced for the Fund because it invests substantially all its assets in event-linked securities.  Event-linked securities can quickly lose all or much of their value if a triggering event occurs.  Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund’s net asset value.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Derivative Investments Risk.  The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies.  Trigger events include hurricanes, earthquakes and weather-related phenomena.  If a trigger event(s) occurs, the Fund may lose the swap’s notional amount.  As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked securities, including counterparty risk and leverage risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Options Risk.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a market clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. There are significant differences between securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

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Below Investment Grade Securities Risk.  The Fund can invest without limit in event-linked securities that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by Standard & Poor's Ratings Services ("S&P") or Baa3 by Moody's Investors Service, Inc., ("Moody's"), or that have comparable ratings by another rating organization.  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss.  The rating also assesses the event-linked security’s credit risk and the model used to calculate the probability of the trigger event.  The rating system for event-linked securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops.  Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc.  One or more of these modeling firms may be used by the Adviser as part of its investment process.  These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events.  If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an event-linked security that is not justified.  Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks.  Additionally, because there are only three major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Credit Risk.  The event-linked securities in which the Fund invests will be subject to credit risk.  The principal invested in an event-linked security is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV.  Typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds).  However, in certain event-linked securities, the collateral account may be invested in high yielding, higher risk securities.  In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments.  Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, therefore the Fund is dependent upon the manager to invest the collateral account proceeds appropriately.

Foreign Investing Risk.  The Fund may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities.  Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject.  Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting  and/or risk-retention requirements.  The Fund’s investments will consist primarily of event-linked bonds which provide the Fund with contractual rights under the terms of the bond issuance.  While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.  For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

Foreign Currency Risk. It is expected that a substantial portion of the Fund’s investments in event-linked securities will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

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Equity Securities Risk. The Fund may at times invest in equity securities.  The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

The Fund intends to invest substantially in “event-linked” bonds and other interests that are treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes.  The Fund generally intends to make a qualified electing fund (“QEF”) election with respect to each such PFIC, which would result in the Fund recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, whether or not such amounts are distributed.  The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If the Fund is not able make a QEF election with respect to a PFIC, it will generally elect to “mark to market” shares that it holds in the PFIC at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year (subject to adjustments for deferral of losses from the taxable year) over their adjusted basis and as ordinary loss any decrease in that value unless the loss is required to be deferred. Gains realized with respect to PFICs that the Fund has elected to mark to market will be ordinary income. If the Fund realizes a loss with respect to such a PFIC, whether by virtue of selling all or part of the Fund’s interest in the PFIC or because of the “mark to market” adjustment described above, the loss will be ordinary to the extent of the excess of the sum of the mark-to-market gains over the mark-to-market losses previously recognized with respect to the PFIC. To the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds that limitation, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss. Capital losses recognized by the Fund in a taxable year will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.

By making either a QEF or  mark-to-market election with respect to a PFIC, the Fund may be required to recognize income (which generally must be distributed to shareholders) in excess of the distributions that it receives from that PFIC. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed.  In any of these circumstances, the Fund may need to borrow money or to dispose of certain investments in order to make the distributions required for treatment as a RIC.

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If neither a “mark to market” nor a QEF election is made with respect to an interest in a PFIC, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner. In such a case, the Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on the tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Prepayment or Call Risk.  Many fixed income securities give the issuer the option to prepay or call the security prior to its maturity date.  Issuers often exercise this right when interest rates fall.  Accordingly, if the Fund holds a fixed income security that can be prepaid or called prior to its maturity date, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall.  Upon prepayment of the security, the Fund also would be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was prepaid or called.  In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

QIB Qualification Risk.  The Fund may not have sufficient assets to be deemed a “qualified institutional buyer” (or “QIB”) for purposes of Rule 144A.  The event-linked bonds and Quota Share Notes in which the Fund seeks to invest substantially all of its assets are only available to QIBs.  Shortly after commencing operations, the Fund may not immediately reach the $100 million asset level requirement to qualify as a QIB and purchase 144A securities.  Additionally, investment losses or redemptions may cause the Fund’s assets to drop below $100 million.  In the event the Fund does not qualify as a QIB, it will not be able to purchase additional event-linked bonds or Quota Share Notes which may prevent the Fund from achieving its investment objective.

Subordinated Securities Risk. Certain SPVs in which the Fund invests may issue multiple tranches of interests to investors.  A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not Funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

Sector Focus Risk.  Issuers of event-linked securities and other reinsurance-related securities are generally classified as belonging to the financial services sector, however, the Fund has no current intention to invest in banks or other issuers that may be commonly considered in the financial services sector.  As a result of this categorization of reinsurance-related securities, the Fund may be subject to the risks of such focused investing.  The industries within the financial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership.  Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject.

Cash Management Risk.  The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund has any uninvested cash, the Fund would be subject to risk with respect to the depository institution holding the cash. During such periods, it may be more difficult for the Fund to achieve its investment objectives.

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Securities Lending Risk. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Quantitative Model Risk.  The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Expense Risk.  Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Investing in Other Investment Companies Risk. Investing in other investment companies subjects the Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, the Fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.  The holdings of the Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. You can find the SEC filings on the SEC’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 405 Lexington Avenue, 55th Floor, New York, NY 10174. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds. As of April 17, 2013, the Adviser’s assets under management were approximately $700 million.

In return for providing management services to the Funds, each Fund pays the Adviser an annual fee. The following table shows the advisory fee rate that will be paid for each Fund’s initial fiscal year as a percentage of each Fund’s average daily net assets.  The listed fees may be reduced as a result of the contractual fee waiver/expense reimbursement agreements discussed in “Fees and Expenses” above.

Investment Management Fee (as a percentage of average daily net assets)

Stone Ridge Reinsurance Risk Premium Fund	1.50%
Stone Ridge High Yield Reinsurance Risk Premium Fund	1.50%

A discussion regarding the basis of the Board’s approval of the investment advisory contract between the Trust, on behalf of the Funds, and the Adviser will be available in the Funds’ first annual reports to shareholders.

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Portfolio Managers

Ross Stevens

Ross Stevens, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of both Funds and their investments jointly with Robert Gutmann and Yan Zhao. Mr. Stevens is the Founder of Stone Ridge and has co-managed both Funds since their inception. Prior to founding Stone Ridge, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital.  Previously, he was Global Co-Head of Equities at Jefferies and Global Head of Electronic Trading at Bank of America.  Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

Robert Gutmann

Robert Gutmann, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of both Funds and their investments jointly with Mr. Stevens and Ms. Zhao. Mr. Gutmann is a co-Founding Partner of Stone Ridge and has co-managed both Funds since their inception. Prior to joining Stone Ridge, Mr. Gutmann was the head of Delta-One Synthetic Solutions Group at RBC Capital Markets.  He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group.  Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Yan Zhao

Yan Zhao, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of both Funds and their investments jointly with Mr. Stevens and Mr. Gutmann.  Prior to joining Stone Ridge, Ms. Zhao was a senior management consultant at the Boston Consulting Group.  Ms. Zhao started her career at Morgan Stanley, where she traded delta-one structured products with Mr. Gutmann.  Ms. Zhao holds an MBA from Harvard Business School and a BA with honors in Economics from Harvard University.

More information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds is included in the SAI.

Distributor and Transfer Agent

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ distributor. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ transfer agent, administrator and accounting agent. The Funds compensate the distributor and transfer agent for their services.

SHAREHOLDER INFORMATION

Closing of the Funds to New Investments

The Funds may close at anytime to new investments and only the reinvestment of dividends by existing shareholders will be permitted.  The Funds may re-open to new investment and subsequently close again to new investment at anytime at the discretion of the Adviser.  Any such opening and closing of the Funds will be disclosed to investors via a supplement to this prospectus.

How Fund Share Prices Are Calculated

The NAV of a Fund’s Class I shares and Class M shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. While the assets of each of Class I shares and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I shares and Class M shares have different ongoing distribution fees.  Each Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For purposes of calculating the NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers, brokers or pricing services. With respect to pricing of certain reinsurance-related securities, the Funds utilize market quotations or a pricing agent, Interactive Data Corporation (“IDC”), to provide daily pricing data.  Such pricing is determined by IDC based on quotes issued by institutional brokers and/or insurance companies (or, issued by one broker, insurance or reinsurance company, if only one quote is available) and other available sources.  To the extent a Fund invests in open-end management companies that are registered under the 1940 Act, the Fund’s NAV will be calculated based upon the net asset value of such funds.  The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects. Please see “Computation of Net Asset Value” in the SAI for more information.

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If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable, infrequent, or from only a single broker, insurance or re-insurance company), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (so-called “fair value pricing”). The Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board.  For purposes of determining Fair Value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service, (vii) a single broker’s (or insurance company’s) quote or (viii) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. The Funds’ use of fair value pricing may help deter “stale price arbitrage” as discussed below under “Frequent Purchases and Sales of Fund Shares.”

In the event that a Fund’s assets are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).  Mispricing may arise, for example, due to the fact that the pricing service may rely upon indicative quotes which may differ from actual sale price achieved due to variations in time and transaction size.

Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

It is expected that a substantial portion of the Funds’ investments will be U.S. dollar denominated investments.  Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed1, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

INVESTING IN THE FUNDS

Each Fund offers two classes of shares— Class I shares and Class M shares.  This prospectus describes the Class I shares and Class M shares of the Funds.

Eligibility to Buy Class I Shares and Class M Shares

Each Fund’s Class I shares and Class M shares are offered to the following groups of investors (“Eligible Investors”):

1.	Registered investment advisers (“RIAs”) acting in a fiduciary capacity on behalf of their clients;

2.	Clients of such RIAs;

1 The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

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3.	Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;

4.
Certain other Eligible Investors as approved from time to time by the Adviser. Eligible Investors include employees, former employees, shareholders, members and directors of the Adviser and the Funds or each of their affiliates, and friends and family members of such persons; and

5.	Investment professionals or other financial intermediaries investing for their own accounts, and their immediate family members.

Some financial intermediaries may impose different or additional eligibility requirements. The Funds have the discretion to further modify or waive their eligibility requirements.

The Funds reserve the right to refuse any request to purchase shares. Each Class of shares is subject to the investment minimums described below.

Investment Minimums

Class I Shares

The minimum initial account size is $25 million. Purchases of Class I shares in the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund may be aggregated to meet the minimum account size.  This minimum investment requirement may be modified or reduced as follows:

•	For eligibility groups 3, 4 and 5 described above under “Eligibility to Buy Class I Shares and Class M Shares”, there will be no minimum investment requirement.

Class M Shares

The minimum initial account size is $10 million.  Purchases of Class M shares in the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund may be aggregated to meet the minimum account size.

Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board .

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Frozen Accounts

The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy

The Funds reserve the right to redeem an account if the value of the shares in a specific Fund is $1,000 or less because of redemptions. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

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HOW TO BUY CLASS I SHARES AND CLASS M SHARES

How to Buy Shares

Shareholders who invest in the Funds through a financial intermediary should contact their financial intermediary regarding purchase procedures. Investors may purchase a Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to Funds’ Transfer Agent to complete the purchase transaction. The Funds generally are available for investment only by clients of registered investment advisors and a limited number of certain other Eligible Investors. All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares.  Purchase through a financial intermediary does not affect these eligibility requirements or those set out in “Investing in the Funds”, above.

A purchase of a Fund’s Class I shares and Class M shares will be made at the NAV per share next determined following receipt of a purchase order in good order by a Fund, its authorized agent, its Distributor’s authorized agent, or authorized broker or the broker’s authorized designee.  A purchase, exchange or redemption order is in “good order” when a Fund, its Distributor’s agent, an authorized broker or, if applicable, a broker’s authorized designee, receives all required information, including properly completed and signed documents. Once a Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days. Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Customer Identification Program

Although the Funds are generally open only to investments by registered investment advisers, certain individuals are also permitted to invest.  This Customer Identification Program applies to such individuals.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (855) 609-3680 or visit www.stoneridgefunds.com.

HOW TO REDEEM CLASS I SHARES AND CLASS M SHARES

Investors who desire to redeem shares of a Fund must first contact the Adviser at (855) 609-3680. Once notification has occurred, the investor will be directed to Funds’ Transfer Agent to complete the sale transaction. Shareholders who invest in the Funds through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Fund will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order, by the Transfer Agent (or by an intermediary, if applicable).

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares.” Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If you elect to have the payment wired to your bank, a wire transfer fee of $15.00 will be charged.

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Dividend Reinvestment Program

Dividends and capital gains distributions are automatically reinvested, without sales charges, into any share class of any Fund in which you have an existing account, unless otherwise noted. You may notify the Transfer Agent in writing to:

•	Choose to receive dividends or distributions (or both) in cash; or

•	Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680.

Dividends, Distributions and Taxes

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your ordinary income and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at NAV calculated as of the payment date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of the Funds will be reduced by the amount of the payment.

Each Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Code. To qualify, a Fund must meet certain income, asset diversification and distribution requirements. As a RIC, a Fund generally will not be subject to federal income or excise taxes on ordinary income and capital gains distributed to shareholders within applicable time limits. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you and other shareholders. In general, a Fund that fails to distribute at least 98.0% of its ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending October 31 of such year (or later if the Fund is permitted to elect and so elects) will be subject to a 4.0% excise tax on the underdistributed amount.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distribution of net gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

The maximum long-term capital gain rate is 20% for individuals with annual taxable income of at least $400,000 ($450,000 if married filing jointly) and 15% otherwise.  Distributions of investment income designated by each Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level.

For taxable years beginning after December 31, 2012, provisions enacted as part of the Health Care Reform and Education Reconciliation Act of 2010 require an individual to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax will apply for those years to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned before your investment (and thus were included in the price you paid for your shares). In general, you will be taxed on the distributions you receive from a Fund, whether you receive them as additional shares or in cash. Any gain resulting from the sale or exchange of your shares in a Fund will generally be subject to tax.

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A Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. However, the Fund may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the SAI.

In addition, the Funds’ investments in foreign securities or foreign currencies may increase or accelerate the Funds’ recognition of ordinary income and may affect the timing, amount or character of the Funds’ distributions.

Each Fund intends to invest substantially in “event-linked” bonds, which are typically treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes.  Investments by a Fund in a PFIC could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC.  This tax cannot be eliminated by making distributions to Fund shareholders.  However, a Fund may make elections to avoid the imposition of such taxes.  Each Fund generally intends to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.  A Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If the Fund is not able to make a QEF election with respect to a PFIC, it will generally elect to mark the gains (and to a limited extent losses) in the PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The QEF and mark-to-market elections may accelerate the recognition of income by a Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation.  In addition, to the extent that a Fund’s mark-to-market loss with respect to a PFIC exceeds its prior inclusions, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss.  Such capital losses will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.  Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.  Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

In general, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).  For taxable years beginning on or before December 31, 2013, the Code provides a withholding tax exemption for certain interest-related dividends and short-term capital gain dividends paid to foreign persons.  Under legislation enacted in March 2010 known as “FATCA” (the Foreign Account Tax Compliance Act), withholding will be imposed on all ordinary Fund dividends beginning in 2014 and on capital gain distributions, redemptions and proceeds from sales of Fund shares beginning in 2017 payable to certain shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”).  To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service (“IRS”) in which it agrees to report certain  identifying information with respect to its U.S. account holders (which, in the case of an entity shareholder, will include its direct and indirect U.S. owners), and an NFFE generally must identify itself and, in certain circumstances, provide information regarding its substantial U.S. owners, if any.

By February 15 of each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in a Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

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Frequent Purchases and Sales of Fund Shares

The Funds do not permit market timing or other abusive trading practices. The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading. Shareholders will be notified of the Funds’ intention to restrict exchanges of shares at least 60 days in advance of such action.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. Your Funds’ management team has established procedures to mitigate these risks. Please see “How Fund Share Prices Are Calculated” for more information.

The Funds do not accommodate frequent purchases and redemptions of the Funds’ shares by the Funds’ shareholders. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize the negative effect of frequent purchases and redemptions on the Funds and their shareholders, the Funds’ management team reserves the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor they believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds. If the Funds detect that an investor has made two “material round trips” in any period (as determined by the Adviser), it will generally reject the investor’s future buy orders, including exchange buy orders, involving a Fund. For these purposes, a “round trip” is a purchase or exchange into a Fund followed by a sale or exchange out of a Fund. A “material” round trip is one that is deemed by the Funds to be material in terms of its amount or its potential detrimental impact on the Funds. Independent of this limit, the Funds may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Funds using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. In making this judgment, accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common entity generally will not be considered to be under common ownership or control. The Funds retain the right to modify these restrictions at any time without prior notice to shareholders.

On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Funds, or in multiple accounts that are known to be under common control. Redemptions meeting these criteria will be investigated for possible inappropriate trading.

Certain accounts, and omnibus and other multi-investor accounts (together, “Omnibus Accounts”) in particular, include multiple investors and typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Funds. Therefore, it becomes more difficult for the Funds’ management team to identify market timing or other abusive trading activities in these accounts, and the Funds’ management team may be unable to eliminate abusive traders in these accounts from a Fund. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Funds’ management team will encourage omnibus account holders to address such trading activity directly.

The Funds, the Adviser or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers, concerning trades placed in Omnibus Accounts, in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may place the Funds at a disadvantage.

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DISTRIBUTION ARRANGEMENTS

Distribution and Servicing (12b-1) Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Class M shares):

Class	Annual Distribution Related and Service Fee
Class M Shares	0.15%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

The Funds or the Adviser also may enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms.  Payments made by the Funds or the Adviser under such agreements are generally based on either (1) a percentage of the average daily net asset value of the customer shares serviced by the intermediary, up to a set maximum, or (2) a per account fee assessed against each account serviced by such intermediary, up to a set maximum.  These payments are in addition to other payments described in this prospectus such as the distribution and servicing fees paid pursuant to the 12b-1 Plan.  Investors who invest through financial firms are subject to the eligibility requirements set out in “Investing in the Funds” and “How to Buy Shares,” above.

The Adviser and the Funds’ Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and by other applicable laws and regulations.

Investors may be charged a fee if they effect transactions through an intermediary, broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at a Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and its shares have not previously been offered and therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

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PRIVACY POLICY

Stone Ridge Asset Management LLC’s Commitment to Its Customers2

Stone Ridge Asset Management LLC (“Stone Ridge”) recognizes and respects the privacy expectation of each of its customers.  Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities.  This means, most importantly, that Stone Ridge does not sell customers’ non-public personal information to any third parties.  Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

•	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income, and accounts at other institutions;

•	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

•	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties.  Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•
In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals, or groups that are not affiliated with Stone Ridge.  For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

•
In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with an Stone Ridge affiliated company.

•
In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for Stone Ridge.  Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties.  For example, Stone Ridge may provide non-public personal information about a customer’s separate account to a qualified brokerage firm in order to enter into futures transactions.  In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose.  In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

•	Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is authorized by law to do so.

How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers only to those employees who require that information to provide financial products and services to that customer.  Stone Ridge maintains physical, electronic, and procedural safeguards that comply with federal standards to guard its customers’ non-public personal information.

2 For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

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Keeping Its Customers Informed

As required by federal law, Stone Ridge will notify customers of Stone Ridge’s Privacy Policy annually.  Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

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USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of five funds, including Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund.  The Funds are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports (when available). Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information. The SAI provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined Prospectus.

How to Obtain Additional Information.

•
You can obtain shareholder reports or the SAI (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Funds’ website at www.stoneridgefunds.com or calling your financial consultant.

•
You may review and copy information about a Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1 (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Fund’s file number.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the Distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Investment Adviser

Stone Ridge Asset Management LLC
405 Lexington Ave., 55th Floor
New York, NY 10174

Investment Company Act File Number: 811-22761

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STONE RIDGE TRUST

STATEMENT OF ADDITIONAL INFORMATION

July 12 , 2013

Stone Ridge Reinsurance Risk Premium Fund		Stone Ridge High Yield Reinsurance Risk Premium Fund
Share Class	Ticker Symbol	Share Class	Ticker Symbol
Class I	SREIX	Class I	SHRIX
Class M	SREMX	Class M	SHRMX

405 Lexington Ave, 55th Floor
New York, NY 10174
(212) 257-4750

Stone Ridge Trust consists of five funds, including Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”) and Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund” and, together with the Reinsurance Fund and the other series of Stone Ridge Trust, established from time to time, the “Funds” and each, a “Fund”).

Each of the Funds is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

The Funds are generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  Investors should carefully consider the Funds’ risks and investment objectives, as an investment in the Funds may not be appropriate for all investors and is not designed to be a complete investment program.  An investment in the Funds involves a high degree of risk. The event-linked securities in which the Funds invests are considered “high yield” or “junk bonds”.  It is possible that investing in the Funds may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated July 12 , 2013, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus.  A copy of the Prospectus may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number, listed above.

Stone Ridge Trust

Stone Ridge Reinsurance Risk Premium Fund

Stone Ridge High Yield Reinsurance Risk Premium Fund

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INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The Prospectus discusses the investment objectives of the Reinsurance Fund and the High Yield Reinsurance Fund, as well as the primary strategies they employ to achieve those objectives.  Each Fund is an investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.  The discussion below supplements the information set forth in the Prospectus under the “Investment Objective” and “Principal Investment Strategies” sections.  References herein to the “Adviser” shall mean Stone Ridge Asset Management LLC.

Investment Objectives of the Funds

Reinsurance Fund.  The Reinsurance Fund’s investment objective is to seek a high level of total return consisting of income and preservation of capital.

High Yield Reinsurance Fund.  The High Yield Reinsurance Fund’s investment objective is to seek a high level of total return consisting of income and preservation of capital.

There is no assurance that a Fund’s investment objective will be achieved.  Additionally, since each Fund’s investment objective has been adopted as a non-fundamental investment policy, a Fund’s investment objective may be changed without a vote of shareholders.

Investment Strategies and Risks of the Funds

Reinsurance Fund.  The Fund will pursue its investment objective by investing primarily in event-linked bonds, Quota Share Notes (defined below) and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry (collectively, “reinsurance-related securities”).  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  The Adviser has broad discretion to allocate the Fund’s assets among these investment categories.  The Fund expects to invest broadly in event-linked bonds and other reinsurance-related securities across the yield spectrum.  As of December 31, 2012 the median spread above collateral of event-linked bonds (as stated in the offering circulars) is approximately 8.4%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances.  The Fund may invest substantially in below investment grade securities (i.e., those rated lower than Baa by Moody’s Investors Service, Inc. and lower than BBB by Standard & Poor’s Rating Group).

High Yield Reinsurance Fund.  The Fund will pursue its investment objective by investing primarily in event-linked bonds, Quota Share Notes (defined below) and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry (collectively, “reinsurance-related securities”).  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  In addition, the Fund will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield, high risk debt securities (commonly referred to as “junk bonds”).  High yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.  Reinsurance-related securities (as used herein) primarily include event-linked bonds and securitized investments in quota shares and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry.  The Adviser has broad discretion to allocate the Fund’s assets among these investment categories.  As of December 31, 2012 the median spread above collateral of event-linked bonds (as stated in the offering circulars) is approximately 8.4%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances.  Consistent with its investment objective and its 80% policies, the Fund may invest in reinsurance-related securities across the yield spectrum, but will generally focus its investments in higher yielding, higher risk securities (i.e., those above the median yield).

The Funds will pursue their investment objectives by investing primarily in the reinsurance-related industry.  Reinsurance occurs when insurance or reinsurance companies share risk by purchasing insurance policies from other insurers or reinsurers to limit the total loss the original insurer or reinsurer would experience in case of disaster. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions.  The party that diversifies its insurance portfolio is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

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The Funds invest primarily in event-linked bonds, which are bonds that are typically (but not always) rated below investment grade by one or more major rating agencies.  Event-linked catastrophe bonds are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers.

Additional Information About Event-Linked Securities. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category.  In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss.  For some event-linked bonds, the trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. A Fund is entitled to receive principal and interest payments so long as no trigger event(s) occurs of the description and magnitude specified by the instrument.  Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Event-linked bonds are typically rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency's calculated probability that a pre-defined trigger event(s) will occur. This rating also assesses the event-linked bond's credit risk and the model used to calculate the probability of a trigger event.

If a "sponsor," such as an insurance company or reinsurance company (a company that insures insurance companies), wants to transfer some or all of the risk it assumes in insuring a catastrophe, it can set up a separate legal structure—commonly known as a special purpose vehicle (“SPV”). Municipal, state and foreign governments and private companies also have sponsored catastrophe bonds as a hedge against natural disasters.  The SPV is a passive and independent intermediary structure standing between the bond holders and the sponsor.  Immediately after issuing the bonds to investors, the SPV enters into a “cover agreement” with the sponsor, through which the SPV provides the sponsor with a protection against natural catastrophe events.  The SPV puts the proceeds received from the bond issuance (the “principal”) into a trust account. The SPV uses this principal amount as “collateral” in order to secure its obligation under the cover agreement. The principal amount from the bond issuance and held as collateral is generally invested into high-quality instruments (such as U.S. Treasury securities). The earnings on these high quality instruments, as well as insurance premiums paid to the sponsor, are used to make periodic, variable rate interest payments to investors (e.g., a Fund). The interest rate typically is based on an available, floating, short-term rate such as LIBOR or Treasury (“T-Bill”), plus a margin, or "spread," above that.

As long as the corresponding trigger event(s) covered by the bond—whether a windstorm in Europe or an earthquake in California—does not occur during the time investors own the bond, investors will receive their interest payments and, when the bond matures, their principal back from the collateral. Many catastrophe bonds generally mature in three years, although terms generally range from one to five years, depending on the bond.  If the event does occur, however, the sponsor's right to the collateral is "triggered." This means the sponsor receives the collateral, instead of investors receiving it when the bond matures, causing investors to lose most—or all—of their principal and unpaid interest payments. When this happens, the SPV might also have the right to extend the maturity of the bonds to verify that the trigger did occur or to process and audit insurance claims. Depending on the bond, the extension can last anywhere from three months to two years or more. In some cases, catastrophe bonds cover multiple events to reduce the chances that investors will lose all of their principal.

Quota Shares.  The Funds may invest indirectly in quota shares, by holding notes issued by a SPV whose performance is tied to an underlying quota share transaction (“Quota Share Notes”).  Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage.  For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

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The Funds may invest in event-linked bonds in one or more of three ways:  the Funds may purchase event-linked bonds when initially offered; the Funds may purchase event-linked bonds in the secondary, over-the-counter market; or the Funds may gain indirect exposure to event-linked bonds using derivatives.  As the market for event-linked bonds evolves, the Funds expect to participate in that market and to include new types of event-linked bond offerings in their portfolios.

Trigger events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss caused by the event, together with a method to measure such loss.  In order for a trigger event to be deemed to have occurred, each of the three criteria must be satisfied while the bond is outstanding.  The Funds have no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which they can invest.  Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss.  Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods.  Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions.  Some event-linked bonds reference only a single event.  Other event-linked bonds may reference multiple events, the occurrence of any one (or other number) of which would satisfy this criteria.  Or, an event-linked bond may not specify a particular peril.  In these cases, only the geographic area and threshold of physical or economic loss determines whether a trigger event has occurred.  For example, certain event-linked bonds, commonly referred to as "mortality" bonds (discussed further below), have trigger events that are deemed to occur if a specific number of deaths occur in an identified geographic area regardless of the peril which caused the loss of life.

Geographic areas identified by event-linked bonds range broadly in scope.  A limited number of event-linked bonds do not identify a geographic area, meaning that the event can occur anywhere.  The majority of event-linked bonds relate to events occurring within the United States (or a single state or group of states within the United States), Europe (or a single European country) or Japan.

Event-linked bonds also identify a threshold of physical or economic loss.  The trigger event is deemed to have occurred only if the event meets or exceeds the specified threshold of physical or economic loss.  Some event-linked bonds base loss on payments actually made by a specific insurance company.  Other event-linked bonds base loss on modeled payments (for a single, hypothetical insurer or across the insurance industry) or on readings of scientific instruments.  Some event-linked bonds utilize a combination of the aforementioned thresholds.

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Indemnity triggers.  Indemnity triggers are based on losses paid and reserved for by an identified insurance company.  Generally the identified company sponsored the special purpose vehicle issuing the event-linked bonds.  The trigger event would be considered to have occurred only if that company's losses on catastrophic insurance claims exceeded a certain threshold of insured claims.  If the company's losses (paid and reserved for) were less than the pre-determined aggregate amount, then the trigger event would not be considered to have occurred and the Funds would be entitled to recover their principal plus accrued but unpaid interest.  Indemnity triggers require investors and rating agencies to understand the risks of the insurance and reinsurance policies underwritten by the company, which may be difficult to obtain and ascertain, particularly in the case of complex commercial insurance and reinsurance policies.  In addition, event-linked bond investors are dependent upon the company's ability to estimate and settle catastrophe claims in a manner that would not be disadvantageous to investors' interests.

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Moral Hazard. Event-linked securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers”.  An indemnity trigger is a trigger based on the actual losses of the ceding sponsor. Event-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such event-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on a Fund.  For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e. the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million).  Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached.   In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

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Index triggers.  Index triggers are based on pre-defined formulas, which eliminate the risks relating to a company's insurance claims-handling practices and potential information barriers.  However, index triggers generally pose a higher risk (a lower loss threshold) on event-linked bond investors than indemnity triggers, and investors are dependent upon the accuracy of the models and other information received from reporting services used to calculate the loss or metric.  Index triggers follow one of the three broad approaches: modeled-loss, industry-loss and parametric.

•	Modeled-Loss. Modeled-loss triggers are based upon a catastrophe-modeling firm's database estimate of a hypothetical company's losses based on a model policy portfolio.

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Industry Loss.  Industry loss triggers are based upon the estimated loss for the insurance industry as a whole from a particular catastrophe.  Estimates are derived from a reporting service, such as Property Claim Services.

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Parametric.  Parametric triggers are based upon the occurrence of a catastrophic event with certain defined physical parameters (e.g., wind speed of a hurricane, as measured from a pre-determined location, or magnitude of an earthquake, as measured from a pre-determined location).

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Hybrid triggers.  Hybrid triggers involve more than one metric of physical or economic loss in a single event-linked bond transaction.  For example, after the occurrence of a qualifying U.S. earthquake, a modeled-loss index is used to establish a company's overall market share, and then applied to the industry-loss index associated with the qualifying event to determine any principal reduction.  Hybrid triggers may be more complicated and difficult to understand for investors, and involve the applicable risks associated with the types of triggers described above.

In implementing a Fund’s investment strategy, Stone Ridge will seek to limit the Fund’s exposure to any single catastrophic event by investing in reinsurance-related securities tied to a varied group of available perils and geographic regions.  Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance carriers, trigger types, and lines of business.

The event-linked bonds and Quota Share Notes in which the Funds will invest are restricted securities in that they are legally restricted as to resale pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the Board of Trustees determines that such treatment is warranted, and most or all of the event-linked catastrophe bonds in which the Fund invests will be considered liquid securities. The Funds will initially treat Quota Share Notes as illiquid investments.  The Fund’s Board of Trustees has adopted policies and procedures that delegate to the Adviser the obligation to determine the liquidity of securities held by the Fund.  The Board of Trustees will monitor and periodically review liquidity determinations made by the Adviser (including those regarding Quota Share Notes).  Even if determined to be liquid, holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.  A Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid, which may be difficult to value properly and may involve greater risks than liquid securities.

Because most event-linked bonds are rated below investment grade, a substantial portion of a Fund’s assets may be invested in below investment grade bonds, similar in some respects to high yield corporate bond funds.  Event-linked catastrophe bonds are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers.  Each Fund has no limit as to the maturity of the event-linked bonds in which it invests or as to the market capitalization of the issuer.  A Fund may invest in event-linked bonds and debt securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”) or, if unrated, determined by the Adviser, to be of comparable quality.  With respect to event-linked bonds, the rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal.  In addition to ratings issued by rating agencies, event-linked bonds are issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”).  A risk model is created based on historical data and averages and used to inform investors and others on the potential impact of a wide variety of catastrophic events.  The Adviser will also consider these risk models in choosing portfolio investments. The event-linked bonds in which the Funds may invest may also be subordinated or "junior" to more senior securities of the issuer. The investor in a subordinated security of an issuer is entitled to payment after other holders of debt in that issuer.

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A substantial amount of the reinsurance-related securities in which the Fund intends to invest are expected to be structured as variable rate, or floating-rate, debt securities, which will be secured by the collateral contributed by the Funds and other investors to the relevant SPVs established by the ceding insurer.  These loans and securities typically have rates of interest that are reset periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR), plus a premium.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

Longevity and Mortality Bonds.  The Funds may invest in both longevity bonds and mortality bonds, which are fixed-income securities, typically issued by special purpose vehicles created by life insurance companies, annuity providers and pension obligors, to hedge “longevity risk” and “mortality risk”, respectively, faced by those entities.

Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated.  Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated.  Such risks are among the most significant faced by life insurers, annuity providers and pension funds because changes in longevity or mortality rates can significantly affect the liabilities and cash needs of those entities.  The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level.  If longevity is higher than expected, the bond will return less than its par amount at maturity, and could return no principal at maturity.  Other types of longevity bonds may provide that if the actual average longevity of two separate populations of people observed over a specified period of time diverge by more than a specified amount, the bonds will pay less than their par amount at maturity.  A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level.  Some mortality bonds, often referred to as “extreme mortality bonds” contain remote event triggers, which provide that the bonds will lose principal only if the mortality rate of the specified population is substantially higher than the expected level.

During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors.  Longevity bonds and mortality bonds purchased by the Funds involve the risk that the Adviser may incorrectly predict the actual level of longevity or mortality, as applicable, for the reference population of people, and the Funds will lose all or a portion of the amount of their investment in the bond.  With respect to mortality bonds held by the Funds, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations and in the Funds losing all or a portion of their investment in the bond.

Borrowing Risk.  Each Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  A Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. A Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  A Fund’s investment portfolio (which consists primarily of event-linked securities) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, a Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Fund may not meet its investment objectives.  Borrowing also will cost a Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow each Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. A Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time a Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

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Leveraging Risk.  Each Fund may borrow or enter into leveraged derivative transactions for investment purposes, which will cause a Fund to incur investment leverage.  Therefore the Funds are subject to leveraging risk.  Leverage magnifies a Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  This risk is enhanced for the Funds because they invest substantially all their assets in event-linked securities.  Event-linked securities can quickly lose all or much of their value if a triggering event occurs.  Thus to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh a Fund’s investment and result in significant losses to the Fund’s net asset value.  The value of an investment in a Fund will be more volatile and other risks tend to be compounded if and to the extent a Fund borrows or uses leveraged derivatives or other investments that have embedded leverage. Engaging in such transactions may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Other Debt Investments. As part of their respective regular investment programs, the Funds can invest in debt investments other than event-linked bonds. The Funds may invest in debt securities of U.S. or foreign issuers.  These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade.  The Funds have no limits as to the maturity of debt securities in which each Fund invests or as to the market capitalization range of the issuers.

Corporate Debt Obligations. The Funds can purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities.  Debt securities purchased by a Fund may be subordinate to other liabilities of the issuer.  If a borrower becomes insolvent, the borrower's assets may be insufficient to meet its obligations to the holders of its subordinated debt.

U.S. Government Securities.  The Funds may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Funds can also buy U.S. Treasury securities whose interest coupons have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

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The U.S. Treasury securities called "TIPS" are designed to provide an investment that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed.  The principal value rises or falls semi-annually based on changes in the published Consumer Price Index.  If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. Government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes") and Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies' securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability.  In September 2008, the Federal Housing Finance Agency, a new independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship.  The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth

Zero-Coupon U.S. Government Securities.  The Funds can buy zero-coupon U.S. Government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions or allocations to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Other Zero-Coupon Securities.  The Funds may buy zero-coupon and delayed interest securities, and "stripped" securities of U.S. and foreign corporations and of foreign government issuers.  These are similar in structure to zero-coupon and "stripped" U.S. Government securities, but in the case of foreign government securities may or may not be backed by the "full faith and credit" of the issuing foreign government.  Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. Government zero-coupon securities.

Other "Stripped" Securities.  In addition to buying stripped Treasury securities, the Funds can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.  These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal.  However, they may be completely stripped.  In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

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The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, a Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Other Floating Rate and Variable Rate Obligations.  The Funds can invest in debt securities other than event-linked bonds that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows a Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. The Funds can also buy step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Money Market Instruments. The Funds can invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes, or for other purposes.  Money market instruments may have fixed, variable or floating interest rates.  Examples of money market instruments include obligations issued or guaranteed by the U.S. Government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers' acceptances; commercial paper; and variable amount master demand notes.

Preferred Stocks.  Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation.

Derivatives.  The Funds may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow a Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments.  A Fund incurs costs in connection with opening and closing derivatives positions.  Each Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.  The Funds may but are not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps, including event-linked swaps and other derivative instruments.  The Funds may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase a Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures.  The use of derivatives gives rise to a form of leverage and the related risks.

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To the extent obligations created by a Fund may be deemed to create senior securities such Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the SEC, to cover these obligations.  The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause a Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Each Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies.  Trigger events include hurricanes, earthquakes and weather-related phenomena.  If a trigger event(s) occurs, the Fund may lose the swap’s notional amount.  As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked securities, including counterparty risk and leverage risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in a Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by a Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Options Risk.    A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. A Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, a Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a market clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. There are significant differences between securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

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Although it is not obligated to do so, each Fund can use derivatives to hedge.  A Fund can use hedging to attempt to protect against declines in the market value of that Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons.  The Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

Some of the hedging strategies the Funds can use are described below.  The Funds may employ new hedging strategies when they are developed, if those investment methods are consistent with the Funds' investment objectives and are permissible under applicable regulations governing the Funds.

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"Structured" Notes. The Funds can invest in "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be "structured" by the purchaser (the Funds) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Funds might receive less principal or interest if the underlying asset or reference does not perform as anticipated.  In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference.  This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Funds could receive more or less than they originally invested when a note matures.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Funds to value them or sell them at an acceptable price.

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Swaps.  The Funds may enter into swap agreements, including interest rate, total return, credit default and volatility swaps.  Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index.  The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset or reference.  The Funds may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from ownership of a particular security or instrument.  The Funds will identify liquid assets on the Funds' books (such as cash or U.S. Government securities) to cover any amounts they could owe under swaps that exceed the amounts they are entitled to receive, and they will adjust that amount daily, as needed.  The success of swap agreements is dependent on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

The Funds may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party.

The use of swap agreements by the Funds entails certain risks. The swaps market is generally unregulated.  There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered illiquid by the Funds.  Swap agreements entail credit risk arising from the possibility that the counterparty will default.  If the counterparty defaults, the Funds' loss will consist of the net amount of contractual payments that the Funds have not yet received.  The Adviser will monitor the creditworthiness of counterparties to the Funds' swap transactions on an ongoing basis. The Funds' successful use of swap agreements is dependent upon the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Swap agreements may effectively add leverage to a Fund's portfolio because such Fund would be subject to investment exposure on the notional amount of the swap.

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Interest Rate Swaps.  The Funds may enter into interest rate swaps. In an interest rate swap, a Fund and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments.  There is a risk that, based on movements of interest rates, the payments made by a Fund under a swap agreement will be greater than the payments it receives.

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Total Return Swaps.  The Funds may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references.  Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Advisers.

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Credit Default Swaps. The Funds may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower's or issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Funds may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer.  The Funds may enter into credit default swaps, both directly ("unfunded swaps") and indirectly ("funded swaps") in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or on a basket of securities.

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If a Fund buys credit protection using a credit default swap and a credit event occurs, that Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond.  If a Fund sells credit protection using a credit default swap and a credit event occurs, that Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond.  If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

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Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that a Fund will not properly assess the cost of the instrument based on the lack of transparency in the market.  If a Fund is selling credit protection, there is a risk that a credit event will occur and that such Fund will have to pay par value on defaulted bonds.  If a Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.  In addition, if a Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

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Volatility Swap Contracts.  The Funds may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes.  For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period.  Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility of the underlying asset or reference.

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Swap Options and Swap Forwards.  The Funds also may enter into options on swaps as well as forwards on swaps.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms.  The Funds may write (sell) and purchase put and call swap options.  A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

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The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.  A Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option.  When a Fund purchases a swap option it risks losing only the amount of the premium they have paid if the Fund lets the option expire unexercised.  When a Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

Futures. The Funds can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"), broadly-based securities indices ("stock index futures" and "bond index futures"), foreign currencies, commodities and an individual stock ("single stock futures").

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by the Funds on the purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with each Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on a Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Put and Call Options. The Funds can buy and sell exchange-traded and over-the-counter put options ("puts") and call options ("calls"), including index options, securities options, currency options, commodities options and options on futures.

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Writing Call Options.  The Funds may write (that is, sell) calls.  If a Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of a Fund's total assets that may be subject to covered calls a Fund writes.

When a Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

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When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

The Funds' custodian bank, or a securities depository acting for the custodian, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

When a Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (i.e., the option is in-the-money). When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the market-to-market value of the underlying security, unless the option is subject to a buy-back agreement with the executing broker.

To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." That Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

The Funds may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, a Fund must cover the call by segregating an equivalent dollar amount of liquid assets as identified in the Fund's books. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would a Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position.

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Writing Put Options. The Funds may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. A put must be covered by segregated liquid assets.

If a Fund writes a put, the put must be covered by liquid assets identified in the Fund's books. The premium a Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, a Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

If a put a Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

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When writing a put option on a security, to secure its obligation to pay for the underlying security a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit a Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes.

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Purchasing Puts and Calls. The Funds may purchase call options.  When a Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

A Fund can buy puts whether or not it owns the underlying investment. When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment a Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When a Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

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Buying and Selling Options on Foreign Currencies. The Funds can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies.  The Funds could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities a Fund wants to acquire.

If the Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. Government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Fund's control, holding a put might cause a Fund to sell the related investments for reasons that would not exist in the absence of the put.

A Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of a Fund's securities. For example, it is possible that while a Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, a Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.

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The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Funds can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If a Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that a Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. A Fund can also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Funds own or intend to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, a Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

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A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When a Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

A Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. A Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

However, to avoid excess transactions and transaction costs, a Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency a Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, each Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

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Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to one Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

Regulatory Aspects of Certain Derivative Instruments. In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to Regulation 4.5 of the Commodity Exchange Act ("CEA") that significantly limit the ability of certain regulated entities, including registered investment companies such as the Trust, to rely on an exclusion that would prevent its investment adviser from registering with the CFTC as a commodity pool operator “CPO”. The exclusion from Regulation 4.5 previously allowed registered investment companies to engage in unlimited transactions involving futures contracts. However, under amended Regulation 4.5, the investment adviser of a registered investment company may claim exclusion from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for "bona fide hedging purposes" or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company's portfolio, or (ii) the aggregate "notional value" of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company's portfolio (taking into account unrealized profits and unrealized losses on any such positions). The Adviser has claimed exclusion on behalf of each Fund under the amended Regulation 4.5.

Transactions in options by the Funds are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Funds (or an advisor that is an affiliate of the Funds' Adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Under the 1940 Act, when a Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

Tax Aspects of Certain Derivative Instruments Risks. Certain foreign currency exchange contracts in which the Funds may invest are treated as "Section 1256 contracts" under the Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. An election can be made by the Funds to exempt those transactions from this mark-to-market treatment.

Certain forward contracts the Funds enter into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Code, the following gains or losses are treated as ordinary income or loss:

(1)
gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and

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(2)
gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

Credit Risk.  The event-linked securities in which a Fund invests will be subject to credit risk.  The principal invested in an event-linked security is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV.  Typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds).  However in certain event-linked securities, the collateral account may be invested in high yielding, higher risk securities.  In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments.  Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, therefore a Fund is dependent upon the manager to invest the collateral account proceeds appropriately.

Below Investment Grade Securities Risk.  The Funds can invest without limit in event-linked securities that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by Standard & Poor's Ratings Services ("S&P") or Baa3 by Moody's Investors Service, Inc., ("Moody's"), or that have comparable ratings by another rating organization.  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss.  The rating also assesses the event-linked security’s credit risk and the model used to calculate the probability of the trigger event.  The rating system for event-linked securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops.  Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc.  One or more of these modeling firms may be used by the Adviser as part of its investment process.  These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events.  If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an event-linked security that is not justified.  Therefore to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks.  Additionally, because there are only three major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of debt instruments resulting from the inverse relationship between price and yield.  For fixed rate debt securities, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, investments having longer maturities are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.  The Funds do not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the Adviser's evaluation of investment opportunities available within the debt securities markets.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Funds on their floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Funds’ net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of a Fund's floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for their portfolio of investments may help mitigate that risk.

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Foreign Securities.  The Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Funds will normally invest significant amounts of its assets in non-U.S. entities.  Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject.  Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting  and/or risk-retention requirements.  The Funds’ investments will consist primarily of event-linked bonds which provide the Funds with contractual rights under the terms of the bond issuance.  While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.  For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

Foreign Currency Risk. It is expected that a substantial portion of the Funds’ investments in event-linked securities will be U.S. dollar denominated investments. To the extent the Funds invest in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Foreign Government Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Subject to the limits under the 1940 Act, the Funds may invest in foreign mutual funds to gain exposure to the securities of companies in countries that limit or prohibit all direct foreign investment. Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Some of the other foreign corporations that the Funds may invest in, such as issuers of “event-linked” bonds and other interests, may also be considered PFICs.

Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Funds make every effort to ensure compliance with federal tax reporting of these investments; however a Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes.

In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Because the Funds can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income a Fund has available for distribution.  Because a portion of each Fund's investment income may be received in foreign currencies, each Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore each Fund will absorb the cost of currency fluctuations. After each Fund has distributed income, subsequent foreign currency losses may result in a Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

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Liquidity and Restricted Securities.  Liquidity risk is the risk that the event-linked securities held by a Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth.  As a relatively new type of financial instrument, there is limited trading history for event-linked securities.  Each Fund must at all times hold 85% of its assets in “liquid assets.”  The Adviser believes a sufficient liquid market exists for event-linked securities in order to meet these requirements.  However, there can be no assurances that a liquid market will be maintained, in which case a Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.  To the extent a Fund holds event-linked bonds issued by SPVs that hold investments in quota shares, such investments will be treated as illiquid securities, unless the Board determines a liquid markets exists for such instruments.

The event-linked securities in which a Fund invests will typically be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions with at least $100 million of securities (called “qualified institutional buyers” or “QIBs”).  Rule 144A securities are considered “restricted” securities.  Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing event-linked securities, the securities will become illiquid while held by a Fund.  Illiquid securities may be difficult to value, a Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities.  This may result in losses to the Fund and investors.

Equity Securities. Each Fund may at times invest in equity securities.  The stocks in which a Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

•
Convertible Securities.  While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Adviser's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible securities are subject to the credit risks and interest rate risks of debt securities described above.

The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

•
Rights and Warrants.  The Funds can hold warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

•
Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great.  To the extent that a Fund invests in equity securities, the value of that Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Funds' net asset value per share, which will fluctuate as the values of the Funds' portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

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Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Funds can invest in securities of large companies and mid-size companies, but may also hold stocks of small companies, which may have more volatile stock prices than stocks of larger companies.

Non-Diversification.  Each Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Securities Lending. The Funds may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. The Funds do not anticipate lending event-linked bonds but may lend other portfolio securities.  Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. Each Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

Investment in Other Investment Companies. Investing in other investment companies subjects a Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, a Fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

Additional Investment Strategies and Risks of the Funds

Repurchase Agreements. The Funds can acquire securities subject to repurchase agreements. They might do so for liquidity purposes to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

In a repurchase transaction, a Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Adviser from time to time.

The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days may be deemed to be illiquid investments.  There is no limit on the amount of each Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements, considered "loans" under the 1940 Act, are collateralized by the underlying security.  Each Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Adviser will monitor the vendor's creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

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The Funds may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements pursuant to which a Fund transfers securities to a counterparty in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by a Fund, are a form of leverage and may make the value of an investment in a Fund more volatile and increase the risks of investing in a Fund. Each Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets.  Such temporary borrowings are not subject to the asset coverage requirements discussed below in connection with a Fund’s borrowings for investment purposes. Entering into reverse repurchase agreements and other borrowing transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.  Borrowing money involves transaction and interest costs.  A Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

To the extent required by SEC guidelines, if a transaction (such as a reverse repurchase agreement) exposes a Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of the custodian with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.

"When-Issued" and "Delayed-Delivery" Transactions.  The Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" (or "forward-commitment") basis.  "When-issued" and "delayed-delivery" are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund. During the period between purchase and settlement, a Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Funds may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time the obligation is entered into.  When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous.

When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although a Fund's purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement.  If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received.  Each Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

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When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Bank Loans. Each Fund may invest in bank loans.  By purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower.  A Fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan.  A Fund also may purchase loans by assignment from another lender.  Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower.  These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower.  Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan).  The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.  The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.  Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate.  In selecting the loans in which a Fund will invest, however, the Adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers.  The Adviser’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates.  The Adviser generally will not have access to non-public information to which other investors in syndicated loans may have access.  Because loans in which a Fund may invest generally are not rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan will depend almost exclusively on the Adviser’s, and the original lending institution’s, credit analysis of the borrower.  Investments in loans may be of any quality, including “distressed” loans, and will be subject to a Fund’s credit quality policy.  The loans in which a Fund may invest include those that pay fixed rates of interest and those that pay floating rates - i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Investing directly in loans or other direct debt instruments exposes a Fund to various risks similar to those borne by a creditor.  Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral.  Investments in loans are also less liquid than investment in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation.  Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the Securities and Exchange Commission (“SEC”).  In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary.

Financial Institutions and Government Regulation.  The collapse of various large financial institutions and investment funds across the globe and widespread related losses have resulted in an ongoing severe liquidity crisis throughout the global credit markets during the last several years.  Sectors of the credit markets continue to experience difficulty including the collateralized mortgage-backed securities and leveraged finance markets, along with various other areas of consumer finance.  The lack of transparency and reliable pricing of assets has resulted in some investors withdrawing from the markets for asset-backed securities and related securities.  The resulting lack of liquidity has become sufficiently widespread to cause credit issues in areas of the capital markets that have limited exposure to subprime mortgages and has prompted central banks in the United States, the European Union, the United Kingdom and elsewhere to take action to attempt to ease these liquidity issues and has also resulted in the United States experiencing a broad and ongoing economic recession.  Delinquencies and losses with respect to certain of these asset types, such as auto loans, have increased and may continue to increase.  High unemployment and the continued lack of availability of credit may lead to increased default rates on the collateral underlying many of these securities. As a result, this may adversely affect the performance and market value of a Fund.

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If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then a Fund’s position in such securities may be compromised.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), which was signed into law in July 2010, has resulted in significant revisions of the U.S. financial regulatory framework.  The Dodd-Frank Act covers a broad range of topics, including, among many others, a reorganization of federal financial regulators; a process designed to ensure financial systematic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of private funds; the regulation of credit rating agencies; and new federal requirements for residential mortgage loans.  The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Funds invest may also be affected by the new legislation and regulation in ways that are currently unforeseeable.  Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Investment in Relatively New Issuers.  Each Fund intends to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.

Treasury Obligations. Treasury obligations may differ from other issuances in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a Fund’s Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of a Fund’s Treasury obligations to decline.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock.  Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury.  Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond.  The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock.  The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates.  The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer.  Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement.  No redemption can occur if full cumulative dividends are not paid.  Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates.  Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

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Investment Restrictions

Fundamental Investment Restrictions of the Reinsurance Fund and the High Yield Reinsurance Fund

The following investment restrictions of the Funds are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities.  Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.  Under these restrictions, each Fund:

(1)	may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act1;

(2)	may not borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3)
may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4)
may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5)
may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6)
may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7)	may not invest more than 25% of its net assets in a particularindustry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

For purposes of construing restriction (7), a large economic or market sector shall not be construed as a single industry or group of industries.  As discussed in the Fund’s prospectus and this SAI, the Fund may invest more than 25% of its total assets in a single market sector, specifically, the financial services sector.  Issuers of event-linked bonds are generally classified as belonging to the financial services sector.  The Funds will be subject to the risks associated with that sector.

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

A Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

1 Section 18(f)(1)of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.”  To the extent obligations created by a Fund may be deemed to create senior securities such Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the SEC, to cover these obligations.

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Temporary Defensive Positions

Normally, each Fund invests substantially all of its assets to meet its investment objective. A Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. The Funds may adopt defensive strategies when the Adviser believes securities in which the Funds normally invest have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Portfolio Turnover

Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of each Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.  In addition, the Funds have policies in place to regulate the Board’s oversight of the disclosure of portfolio holdings.

The holdings of each Fund will be disclosed in quarterly filings with the SEC on Form N-Q as of the end of the first and third quarters of each Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Fund’s fiscal year.  In addition, each Fund may disclose to the general public its holdings information on the Trust’s website at www.stoneridgefunds.com no earlier than 10 calendar days after the end of each calendar month.

The Trust may disclose portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) on a selective basis to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in a Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”).  This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Information, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Information be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Fund to which the information relates.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Information, the Adviser shall cease providing such information to such recipient.

If senior management of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Information between the interest of a Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted under the circumstances. The CCO also is required to report her decision to the Board of Trustees.

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In addition, the Trust may also disclose Confidential Portfolio Information on a selective basis if the CCO (or an officer designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Information of the Funds may generally be made available more frequently and prior to its public availability to certain service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require Confidential Portfolio Information to provide services to the Funds), ratings and rankings agencies, fund affiliates and fiduciaries (such as (i) the Service Providers and their affiliates (in their capacities as investment adviser, administrator, and custodian); (ii) the Trust’s principal underwriter and distributor; and (iii) an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, or a Fund) and as required by law.

The Adviser has primary responsibility for ensuring that a Fund’s portfolio holdings information is disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of each Fund are managed under the direction of the Board.  The Board meets at least quarterly to review the investment performance of each Fund and other matters, including policies and procedures with respect to compliance with regulatory and other requirements.

Information About Each Board Member's Experience, Qualifications, Attributes or Skills.  Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below.  Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.  Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.

Independent Trustees (1)

Name (Date of Birth)	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years

Jeffery Ekberg (4/29/1965)	Trustee	Since 2012	Principal, TPG Capital, L.P., since May 2002; Chief Financial Officer, Newbridge Capital, LLC, until June 2011.	2	TPG Capital, LLC and affiliates (sponsored investment funds), since May 2002.

Daniel Charney (10/12/1970)	Trustee	Since 2012	Cowen Group, since January 2012; Jefferies & Co., until November 2011.	2	None.

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Interested Trustee

Name (Date of Birth)	Position(s) Held with the Trust	Term of Office(3) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years

Ross Stevens (12/13/69)	Trustee, Chairman	Since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012.	2	None.

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2) Each Trustee serves until resignation or removal from the Board.

Additional Information About the Trustees.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board.  The Board also benefits from his experience as a member of the board of other funds

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information About the Board’s Committees.

The Trust has an Audit Committee and a Valuation Committee.  The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Mssrs. Ekberg and Charney.  Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and each Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Funds’ audits, the Funds’ accounting and financial reporting policies and practices and its internal controls.  The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm.  The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting.

The Valuation Committee also operates pursuant to a written charter.  The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows:  (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Funds’ assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Funds’ assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board.

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Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the trustees in the Fund and in other investment companies overseen by the trustee within the same family of investment companies as of December 31, 2012. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Fund by its Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds(1)		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Jeffery Ekberg	None None	(Reinsurance Fund) (High Yield Reinsurance Fund)	None None
Daniel Charney	None None	(Reinsurance Fund) (High Yield Reinsurance Fund)	None None
Interested Trustee
Ross Stevens	None None	(Reinsurance Fund) (High Yield Reinsurance Fund)	None None

(1) As of December 31, 2012, none of the Trustees owned shares of the Funds because the Funds had not yet begun investment operations.  As of December 31, 2012, none of the Trustees owned shares of funds in the same family of investment companies as the Funds, because none of the funds in that family of investment companies had begun investment operations.

None of the independent trustees or their family members beneficially owned any class of securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund, as of December 31, 2012.

Compensation of Board Members. Because the Trust is newly organized, the Trust has not yet paid any compensation to its Trustees. The following table illustrates amounts estimated to be paid for the Funds’ initial fiscal year. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge Funds.  The Trust does not pay retirement benefits to its Trustees and officers.  A portion of the CCO’s salary may be paid by the Trust.  Other officers and interested Trustees of the Funds are not compensated by the Funds.

Independent Trustees	Aggregate Compensation From Funds	Total Compensation From Fund Complex Paid to Trustee
Jeffery Ekberg	$39,375	$39,375
Daniel Charney	$31,250	$31,250

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The amounts in the preceding table are pro rated based on estimates for the Fund’s initial fiscal year.

Officers of the Trust

Name (Date of Birth) and Address (1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years

Ross Stevens (12/13/69)	President and Chief Executive Officer	Since 2012
Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser (since 2012), prior to that Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee)

Jane Korach (3/13/74)	Chief Compliance Officer and Secretary	Since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management.

Patrick Kelly (12/30/78)	Treasurer and Principal Financial Officer	Since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Magnetar Capital, as the Chief Operating Officer of Quantitative Strategies

(1) Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.
(2) The term of office of each officer is indefinite.

Codes of Ethics.  The Trust, the Adviser, and the Distributor each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix B is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives.  Information on how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, no person beneficially owned of record more than 5% of the outstanding shares of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC is the Adviser of the Funds.  The Adviser was organized as a Delaware limited liability company in 2012. The managing member of the Adviser is Ross Stevens.  Ross Stevens, Chief Executive Officer and President of the Adviser, Patrick Kelly, Chief Operating Officer of the Adviser, and Jane Korach, General Counsel of the Adviser, are affiliated persons of the Trust.

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Stone Ridge Asset Management LLC serves as the Adviser of each Fund pursuant to an investment advisory agreement dated as of January 13, 2013.  The investment advisory agreement has an initial term of two years from its effective date and continues in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The investment advisory agreement may nevertheless be terminated at any time without penalty, on 60 days' written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of each Fund, or by the Adviser.  The investment advisory agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The investment advisory agreement provides that the Adviser shall manage the operations of each Fund, subject to policies established by the Board.  Pursuant to the investment advisory agreement, the Adviser manages each Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to a Fund’s officers and Board regularly.  The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for each Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for each Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to each Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries, and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of each Fund’s officers, employees and Trustees affiliated with the Adviser.  Each Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

As compensation for its services, each Fund pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of each Fund’s average daily net assets.

Under the terms of the investment advisory agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”).  In addition, the Funds will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

The Adviser contractually agreed in a letter agreement effective as of February 1, 2013 to waive the fees payable to it under the investment advisory agreement and/or to reimburse the operating expenses allocated to a Fund to the extent the Classes’ operating expenses (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the total annualized expenses of a Class to the percentage specified below.  With respect to each Fund, the Adviser is permitted to recover, on a Class by Class basis, expenses it bears subsequent to the effective date of the letter agreement (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth below and to the extent that a Fund does not exceed such annual rate after giving effect to the reimbursement; provided, however, that a Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred.  The fee waiver arrangement expires on February 1, 2014.

Fund	Expense Cap
Reinsurance Fund	2.00% for Class I Shares
2.15% for Class M Shares

High Yield Reinsurance Fund	2.00% for Class I Shares
2.15% for Class M Shares

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Portfolio Managers

Mr. Stevens, Robert Gutmann and Yan Zhao are primarily responsible for the day-to-day management of the Funds. The following tables set forth certain additional information with respect to Mr. Stevens, Mr. Gutmann and Ms. Zhao.  The information is as of April 17, 2013.

Other Accounts Managed by the Portfolio Managers

In addition to the Funds, the table below identifies the number of accounts for which Mr. Stevens, Mr. Gutmann and Ms. Zhao have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ross Stevens	2	$700	0	$0	0	$0
Robert Gutmann	2	$700	0	$0	0	$0
Yan Zhao	2	$700	0	$0	0	$0

The table below identifies the number of accounts for which Mr. Stevens, Mr. Gutmann, and Ms. Zhao have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ross Stevens	0	$0	0	$0	0	$0
Robert Gutmann	0	$0	0	$0	0	$0
Yan Zhao	0	$0	0	$0	0	$0

Potential Conflicts of Interest

The Adviser and the Funds have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.  The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes.  The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple Funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the Funds in a manner that is equitable to each Fund and in accordance with the amount being purchased or sold by each Fund.  Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across Funds and to monitor whether any Fund is systematically favored over time.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

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These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple Funds may devote unequal time and attention to the management of those Funds.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the Funds as might be the case if he were to devote substantially more attention to the management of a single Fund.  The effects of this potential conflict may be more pronounced where Funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple Funds, the opportunity may be allocated among these several Funds, which may limit a Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the Funds for which he exercises investment responsibility, or may decide that certain of the Funds should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more Funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other Funds.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain Funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of Funds than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of Funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the Funds that he manages.  If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among Funds (such as where certain Funds pay higher management fees), a portfolio manager might be motivated to help certain Funds over others.  A portfolio manager might be motivated to favor Funds in which he has an interest or in which the Adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

Portfolio managers receive a base salary and may also receive a bonus.  Compensation of a portfolio manager is determined at the discretion of the Adviser.  It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients.  As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of  client accounts that the portfolio managers manage.  The Adviser reviews the compensation of each portfolio manager at least annually.

Portfolio Manager Securities Ownership

None of the portfolio managers listed in the above table beneficially owned any shares of either Fund as of the date of this SAI because the Funds had not yet begun investing.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Funds are offered on a continuous basis through the Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Funds. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Funds but shall not be obligated to sell any certain number of shares.  Other than payments pursuant to the Rule 12b-1 plan discussed below, the Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

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Rule 12b-1 Plan

As described in the Prospectus, the Funds have adopted a Rule 12b-1 plan (the “12b-1 Plan”) for their Class M shares. The 12b-1 Plan, among other things, permits the Class M share class to pay the Distributor fees, other than in exceptional cases, at annual rates not exceeding 0.15% of the average daily net assets of the Class M share class as compensation for its services as principal underwriter of the Class M shares, such fee to be calculated and accrued daily and paid monthly. Pursuant to Rule 12b-1 under the 1940 Act, the 12b-1 Plan (together with the Distribution Agreement) was approved by the Board, including a majority of the Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or the Distribution Agreement. The principal types of activities for which payments under the 12b-1 Plan may be made include payments to entities for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan record keeping. Payments under the 12b-1 Plan also may be made for activities such as advertising, printing and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges.  The Board believes that the 12b-1 Plan may benefit the Funds by increasing net sales of the Funds (or reducing net redemptions), potentially allowing the Funds to benefit from economies of scale.

The 12b-1 Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class M shares of the relevant Fund. The 12b-1 Plan may be amended by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the 12b-1 Plan that would materially increase the fees payable thereunder by the Class M shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Board reviews quarterly a written report detailing the costs and the purposes for which such costs have been incurred.

The 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

The 12b-1 Plan compensates the Distributor regardless of its expenses.

No interested person of the 12b-1 Plan nor any Independent Trustee has any direct or indirect financial interest in the operation of the 12b-1 Plan except to the extent that the Distributor, the Adviser or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the 12b-1 Plan.

Other Service Providers

Administrator

The Trust has entered into an administration agreement dated December 15, 2012, with US Bancorp Fund Services, LLC (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the Administration Agreement, the Administrator shall not be held liable except in the case of its bad faith, negligence or willful misconduct in the performance of its duties.

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Transfer Agent/Dividend Disbursing Agent

US Bancorp Fund Services, LLC is the Transfer Agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Custodian

U.S. Bank, NA (the “Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, the Custodian receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds and calculates the total NAV, total net income and NAV per share of each Fund on a daily basis.

Independent Registered Public Accounting Firm

Ernst & Young LLP ( “EY” ) serves as each Fund’s independent registered public accountant.   EY provides audit services and assistance and consultation in connection with the review of SEC filings and certain tax compliance services.   EY is located at 5 Times Square, New York, NY 10036.

Counsel

K&L Gates LLP serves as counsel to the Funds, and is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2950

PURCHASE AND REDEMPTION OF SHARES

The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  All share purchases are subject to approval of the Adviser.  The methods of buying and selling shares and the sales charges applicable to purchases of shares of a Fund are described in the Prospectus.  The Funds may re-open to new investment and subsequently close again to new investment at anytime at the discretion of the Adviser.  Any such opening and closing of the Funds will be disclosed to investors via a supplement to the prospectus. See “Shareholder Information – Closing of the Funds to New Investments” in the prospectus.  The minimum initial purchase is $25 million for Class I shares and $10 million for Class M shares.  The investment minimums may be met for each Class by aggregating purchases in each of the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund.  There is no minimum for subsequent investments.  Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board. Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, WI 53202, or by calling (855) 609-3680.

COMPUTATION OF NET ASSET VALUE

As described in the Prospectus under the heading “How Fund Share Prices Are Calculated,” the NAV of a Fund’s Class I shares and Class M shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. While the assets of each of Class I shares and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I shares and Class M shares have different ongoing distribution fees.  Each Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The Trust expects that the holidays upon which the NYSE will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Each Fund’s liabilities are allocated among its share classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in the NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

Pursuant to Section 2(a)(41) of the 1940 Act, the Funds’ portfolio securities with respect to which market quotations are readily available will be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith using policies and procedures adopted by the Board of Trustees of the Funds .   The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and the Funds’ NAVs to the Administrator pursuant to Rule 2a-4 under the 1940 Act and valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Trustees have established a Valuation Committee comprised of officers of the Adviser to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. The Board regularly reviews the accuracy of the Valuation Procedures.  As described in the Prospectus, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The Valuation Procedures include a detailed pricing matrix of pricing methodologies to be used by the Administrator, as approved by the Board.  Listed below is a summary of certain of the methods generally used to value investments (some or all of which may be held by the Fund) under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, event linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued by using the mean between the closing bid and asked prices provided by a pricing agent or independent brokers or a market maker.  If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded, subject to certain variations for securities listed on foreign principal markets.

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

Over-the-counter traded securities that are not traded on a listed exchange are valued at the last sale on the OTC Exchange as quoted by NASDAQ. mean price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the closing bid and asked prices will be used.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Restricted securities are generally deemed to be securities not registered under the 1933 Act.  Restricted securities are ordinarily valued at the value provided by the appropriate pricing source, which takes into account the restricted nature of the security.

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With respect to pricing of certain reinsurance-related event-linked or similar restricted securities for which the Funds can obtain an independent bid, the Funds will utilize a pricing agent to provide pricing data to the Administrator. If the pricing agent can not obtain independent bids for such securities, but there is an independent market maker or independent brokers who will supply bids for such securities, then the Adviser may supply the Administrator with a contact from whom to obtain such bids.  If, with respect to such securities, independent bids are not available, the Administrator may obtain prices from Interactive Data Corporation (“IDC”).  Pricing is determined by IDC based on independent bids issued by brokers or a market maker and/or through the use of matrix pricing based on transactions in similar securities.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

TAX STATUS

Taxation of the Funds: In General

The following discussion of the U.S. federal income tax consequences of investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of the preparation of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in a Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of the quarter of each Fund’s taxable year, (i) at least 50% of the market value of each Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income for such year.

For purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income.  A “qualified publicly traded partnership” is defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) above.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

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For purposes of the diversification requirements described in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% good income test, described in (a) above.  However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities.

Each Fund may invest in certain assets that do not give rise to good income and do not constitute “securities” for purposes of the regulated investment company qualification tests referred to above.  Each Fund also may invest in other assets, such as various derivative and structured investment products, the status of which as “securities” for the above purposes may not be fully settled.

In general, if a Fund qualifies as a regulated investment company that is accorded special tax treatment, that Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

By contrast, if a Fund were to fail to qualify as a regulated investment company in any taxable year, that Fund would be subject to tax on its taxable income at corporate rates.  In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.  Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or may be treated as qualified dividend income to individual shareholders.  Finally, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain.  Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates.  If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may designate the retained capital gain amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities.  For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.  In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

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If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, that Fund will be subject to a nondeductible 4% excise tax on the under-distributed amounts.  For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Fund Distributions

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund generally will be subject to federal income tax on Fund distributions.  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares).  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.  Such realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

Distributions by a Fund of investment income generally will be taxable to shareholders as ordinary income.  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains.  Distributions from capital gains are generally made after applying any available capital loss carryovers.  The maximum tax rate for individuals with respect to long-term capital gain is 0% for individuals in the 10% or 15% income tax brackets, 15% for individuals in the 25% through 35% tax brackets, and 20% for individuals in the 39.6% tax bracket.  Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements. Specifically, in order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.  If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

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Dividends of net investment income received by corporate shareholders of each Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.  A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may be treated as a dividend for purposes of the corporate dividends received deduction.  In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Redemptions, and Exchanges

The exchange or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on a taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Additional Tax

Under legislation enacted in 2010, effective for tax years beginning after December 31, 2012, certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8%.  Undistributed net investment income of trusts and estates in excess of a specified amount will also be subject to this tax.  Dividends paid by a Fund, including Capital Gain Dividends, and gains realized on the redemption of Fund shares will constitute investment income of the type subject to this tax.

Foreign Taxes and Investments.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of a Fund’s assets at year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code.  In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes.  A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder’s not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

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A Fund may invest in one or more “passive foreign investment companies” (“PFICs”).  A PFIC is generally any foreign corporation if, for any year in the Fund’s holding period, (i) 75 percent or more of the income of the corporation is passive income, or (ii) at least 50 percent of the assets of the corporation (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Investments by a Fund in a PFIC could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC.  This tax cannot be eliminated by making distributions to Fund shareholders.  However, a Fund may make elections to avoid the imposition of such taxes.  Each Fund generally intends to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.  The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If a Fund is not able to make a QEF election with respect to  PFIC, the Fund will generally elect to mark the gains (and to a limited extent losses) in the PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The mark-to-market and QEF elections may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation.  In addition, to the extent that a Fund’s mark-to-market loss with respect to a PFIC exceeds its prior inclusions, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss.  Such capital losses will generally be deductible only against capital gains recognized by the Fund in that year or one in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.  Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.  Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

If neither a QEF nor “mark to market” election is made with respect to an interest in a PFIC, and a Fund does not make a general “mark to market” election as a trader in securities, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner.  In such a case, a Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Finally, a Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Certain Investments in Debt Obligations

If a Fund purchases a debt obligation with acquisition discount or original issue discount (“OID”), the Fund may be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.  A Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund.  The Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.  The Fund may realize gains or losses from such liquidations.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger distributions than they would in the absence of such transactions.

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Payment-in-kind securities will also give rise to income which is required to be distributed even though the Fund holding the security receives no interest payment in cash on the security during the year.  In addition, investments in certain exchange-traded notes (“ETNs”) may accrue interest which is required to be distributed to shareholders, even though the Fund may not receive any interest payment in cash on the security during the year.

Investments in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers at risk of or in default present special tax issues for the Fund.  Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest.  These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Derivative Transactions

If a Fund engages in derivative transactions, including transactions in options, futures contracts, forward contracts, swap agreements, foreign currencies and straddles, other Section 1256 contracts or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders.

A Fund’s transactions in foreign currency-denominated debt instruments and certain of its derivative activities may produce a difference between its book income and its taxable income.  If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.  If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company and to eliminate fund-level income tax.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury 28% of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Shareholders.

In general, dividends (other than Capital Gain Dividends and, for taxable years beginning on or before December 31, 2013, certain interest-related dividends and short-term capital gain dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.  If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

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In order for a foreign investor to qualify for an exemption from the backup withholding, the foreign investor must comply with special certification and filing requirements.  Foreign investors in the Fund should consult their tax advisers in this regard.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (“IRS”).

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

FATCA

Under legislation enacted in March 2010 known as “FATCA” (the Foreign Account Tax Compliance Act), each Fund will be required to withhold 30% of the ordinary dividends it pays after December 31, 2013, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”).  To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service in which it agrees to report certain  identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and, in certain circumstances, provide other required information to the Fund or other withholding agent regarding its substantial U.S. owners, if any.  Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance.  A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA  in order to avoid FATCA withholding.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

Tax Deferred Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situation.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Tax Basis Information

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Funds. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities considered for investment by the Funds also may be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser will generally execute transactions for the Funds on an aggregated basis when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs that might have otherwise been paid had such orders been placed independently.  Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind a Fund’s best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

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The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Funds’ portfolio transactions. These services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Funds are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Funds’ portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Regular Broker Dealers.  Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings.  As of December 31, 2012, the Funds did not hold any securities of their respective regular brokers or dealers or their parent companies.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized the series listed on Schedule A to the Declaration of Trust. Additional series may be added in the future. The Trustees also have authorized the issuance of two classes of shares for each Fund, designated as Class I and Class M. Additional classes of shares may be authorized in the future.

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The shares of each class of each Fund represent an equal proportionate interest in the net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Each Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Funds do not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

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Stone Ridge Trust

Stone Ridge Reinsurance Risk Premium Fund

Report of Independent Registered Public Accounting Firm and Financial Statements

Period from September 28, 2012 (Organization of Trust) to January 7, 2013

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Stone Ridge Trust
Stone Ridge Reinsurance Risk Premium Fund

We have audited the accompanying statement of assets and liabilities of Stone Ridge Reinsurance Risk Premium Fund (the “Company”), as of January 7, 2013, and the related statement of operations for the period from September 28, 2012 (date of organization) to January 7, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Stone Ridge Reinsurance Risk Premium Fund at January 7, 2013, and the results of its operations for the period from September 28, 2012 (date of organization) to January 7, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 15, 2013

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Stone Ridge Trust
Stone Ridge Reinsurance Risk Premium Fund

Statement of Assets and Liabilities	2
Statement of Operations	3
Notes to Financial Statements	4
Report of Independent Registered Public Accounting Firm	7

1

Stone Ridge Trust
Stone Ridge Reinsurance Risk Premium Fund
Statement of Assets and Liabilities
January 7, 2013

Stone Ridge
Reinsurance Risk
Premium Fund
Assets:

Cash	$100,000
Deferred offering costs (See Note 5)	296,190
Receivable from Adviser for
reimbursement of organizational costs (See Note 5)	189,106

Total Assets	$585,296

Liabilities
Accrued offering costs (See Note 5)	296,190
Accrued organizational expenses (See Note 5)	189,106

Total Liabilities	485,296

Net Assets:	$100,000

Capital shares outstanding, no par value,
unlimited shares authorized	10,000

Net asset value, offering price and
redemption price per share	$10.00

The accompanying notes are an integral part of these financial statements.

2

Stone Ridge Trust
Stone Ridge Reinsurance Risk Premium Fund
Statement of Operations
For the Period From September 28, 2012 (Organization of Trust) to January 7, 2013

Stone Ridge
Reinsurance Risk
Premium Fund
Income:
$-
Total Income	-

Expenses:
Organizational expenses (See Note 5)	189,106
Less: expense reimbursement (See Note 3)	(189,106)

Total Expenses	$-

Net increase resulting from operations:	$-

The accompanying notes are an integral part of these financial statements

3

Stone Ridge Trust

Stone Ridge Reinsurance Premium Fund
NOTES TO FINANCIAL STATEMENTS

Period from September 28, 2012 (Organization of Trust) to January 7, 2013

1.	Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  The Trust consists of two series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”) and the Stone Ridge High Yield Reinsurance Fund (the “High Yield Fund”). The Funds each offer two classes of shares to investors; Class I shares, with no front-end or back-end sales charges, no 12b-1 fees and no redemption fee; and the Class M Shares with no front-end or back-end sales charges, a 0.15% 12b-1 fee and no redemption fee.  As of January 7, 2013, the Trust has had no operations other than those actions relating to organizational and registration matters, including the sale and issuance to Stone Ridge Asset Management LLC (the “Adviser”) of 10,000 shares at an aggregate purchase price of $100,000 in the Reinsurance Fund.  The proceeds of the 10,000 shares in the Reinsurance Fund were held in cash.  There are an unlimited number of authorized shares.  The investment objective of both Funds is to seek a high level of total return consisting of income and capital appreciation.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 (a) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

 (b) Indemnifications

In the normal course of business the Reinsurance Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Reinsurance Fund’s maximum exposure under these arrangements cannot be known; however, the Reinsurance Fund expects any risk of loss to be remote.

 (c) Federal Income Taxes

The Reinsurance Fund intends to qualify as a “regulated investment company’ under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Reinsurance Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.  Therefore, no federal income tax provision is required.

4

3.	Agreements

(a)	Investment Advisory Agreement

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 405 Lexington Avenue, 55th Floor, New York, NY 10174. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds. As of January 7, 2013, the Adviser had no assets under management.

In return for providing management services to the Funds, each Fund pays the Adviser an annual fee. The advisory fee rate to be paid by the Reinsurance Fund will be 1.50% of that Fund’s average daily net assets.

Through February 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Reinsurance Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Reinsurance Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 2.00% for Class I shares and 2.15% for Class M shares.  The Adviser shall be permitted to recover expenses attributable to the Reinsurance Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Reinsurance Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.  As of January 7, 2013, organizational expenses of $189,106 are subject to reimbursement to the Adviser, expiring October 31, 2016.

(b)	Distributor

Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor.  Its principal business address is 615 East Michigan Street, Milwaukee, WI, 53202.

(c)	Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A., located at 1555 N RiverCenter Drive, Suite 302, Milwaukee, WI 53212.  The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of US. Bank, N.A., located at 615 East Michigan Street, Milwaukee, WI 53202.

4.	Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares.  Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

5.	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Reinsurance Fund and enable it legally to do business.  The Reinsurance Fund expenses organization costs as incurred.  Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement.  Offering costs are accounted for as deferred costs until operations begin.  Offering costs are then amortized to expense over twelve months on a straight-line basis.  These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse the Reinsurance Fund for these expenses, subject to potential recovery (see Note 3).  Organizational costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser.  The total amount of the organization costs and offering costs incurred by the Reinsurance Fund is estimated at approximately $189,106 and $296,190, respectively.

6.	Related Parties

At January 7, 2013, the officers of the Trust were also employees of the Adviser.

6

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Stone Ridge Trust
Stone Ridge Reinsurance Risk Premium Fund

We have audited the accompanying statement of assets and liabilities of Stone Ridge Reinsurance Risk Premium Fund (the “Company”), as of January 7, 2013, and the related statement of operations for the period from September 28, 2012 (date of organization) to January 7, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Stone Ridge Reinsurance Risk Premium Fund at January 7, 2013, and the results of its operations for the period from September 28, 2012 (date of organization) to January 7, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 15, 2013

7

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating should be evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings

Aaa—Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “giltedge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

Standard & Poor’s Ratings

AAA—Bonds rated AAA have the highest rating.  Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds A-1—A-rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.  Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Stone Ridge Asset Management LLC
Proxy Voting Policies and Procedures

Background

The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”  Rule 206(4)-6 under the Advisers Act of 1940, as amended, (the “Advisers Act”) requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

•
Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests.  Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Stone Ridge Asset Management LLC ("Adviser") is a fiduciary that owes each of its client's duties of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. When Adviser has been delegated proxy-voting authority for a client, the duty of care requires the Adviser to monitor corporate events and to vote the proxies.

Risks

In developing these policies and procedures, the Adviser considered numerous risks associated with the proxy voting process on behalf of its advisory clients (“Clients”).  This analysis includes risks such as:

•	Adviser lacks written proxy voting policies and procedures;

•	Proxies are not identified and processed in a timely manner;

•	Proxies are not voted in the Client’s best interests;

•	Conflicts of interest between Adviser and a Client are not identified or resolved appropriately; and

•	Proxy voting records, Client requests for proxy voting information, and Adviser’s responses to such requests, are not properly maintained.

Adviser has established the following proxy voting policies and procedures, and voting guidelines as an attempt to mitigate these risks.

Policies and Procedures

A.	Policy Statement

Proxies are assets of Adviser’s Clients that must be voted with diligence, care, and loyalty.  Adviser will vote each proxy in accordance with its fiduciary duty to its Clients.  Adviser will generally seek to vote proxies in a way that maximizes the value of Clients’ assets.  The Chief Operating Officer coordinates Adviser’s proxy voting process and is deemed as the Proxy Administrator.

To satisfy its duty of loyalty, the Adviser must place its Client's interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of its Clients. The Adviser will vote all proxies presented in a timely manner.

The Proxy Voting Policies and Procedures are designed to complement the Adviser's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of    companies that are issuers of securities held in accounts managed by the Adviser. The Adviser's Proxy Voting Guidelines summarize the Adviser's position on a number of issues solicited by companies held by the Adviser's Clients. The policies are guidelines that provide a general indication on how the Adviser would vote but do not include all potential voting scenarios.

The Adviser's proxy voting procedures detail monitoring of voting, exception votes, and review of conflicts of interest and ensure that case-by-case votes are handled within the context of the overall guidelines (i.e. best interest of Client). The overriding goal is that all proxies for US and non-US companies that are received promptly will be voted in accordance with the Adviser's policies and guidelines. All shares in a company held by the Adviser-managed accounts will be voted alike.

B.	Conflicts of Interests

The Proxy Administrator will consider whether Adviser is subject to any material conflict of interest in connection with each proxy vote.  Employees must notify the Proxy Administrator if they are aware of any material conflict of interest associated with a proxy vote.  It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting.  The following examples are meant to help Employees identify potential conflicts:

•	Adviser provides investment advice to a publicly traded company (an “Issuer”). Adviser receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

•	Adviser provides investment advice to an officer or director of an Issuer. Adviser receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

•
Adviser or an affiliate has a financial interest in the outcome of a proxy vote, such as when Adviser is asked to vote on a change in Rule 12b-1 distribution fees, investment management fee or similar compensations paid by a mutual fund to investment advisers and other participants associated with the Adviser’s business, including Adviser;

•	An issuer or some other third party offers Adviser or an employee of the adviser compensation in exchange for voting a proxy in a particular way;

•	An employee, or a member of an employee’s household, has a personal or business relationship with an Issuer. Adviser receives a proxy solicitation from that Issuer; and

•	Adviser or its Employees have a short position in an issuer, but Adviser’s Clients have a long position in the same Issuer. Adviser receives a proxy solicitation from the Issuer.

Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures should be promptly reported to the Adviser’s CCO (“CCO”).  Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

Adviser detects a material conflict of interest in connection with a proxy solicitation, the Adviser will abide by the following procedures:

•
The Proxy Administrator will convene the Proxy Voting Committee (the “Committee”), which is comprised of the respective Portfolio Manager to the Client, the CCO, and the Adviser’s Chief Operating Officer (“COO”).  The CCO serves as the Committee’s chairperson.

•
The Proxy Administrator will describe the proxy vote under consideration and identify the perceived conflict of interest.  The Proxy Administrator will also propose the course of action that the Proxy Administrator believes is in Adviser’s Clients’ best interests.  The Proxy Administrator will tell the Committee why the Proxy Administrator believes that this course of action is most appropriate.

•	The Committee members will review any documentation associated with the proxy vote and evaluate the Proxy Administrator’s proposal. The Committee members may wish to consider, among other things:

o	A vote’s likely short-term and long-term impact on the Issuer;

o	Whether the Issuer has responded to the subject of the proxy vote in some other manner;

o	Whether the issues raised by the proxy vote would be better handled by some other action by the government or the Issuer;

o	Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives; and

o	Whether the Proxy Administrator’s proposal appears consistent with Clients’ best interests.

•
After taking a reasonable amount of time to consider the Proxy Administrator’s proposal, each of the Committee members will make a recommendation regarding the proxy vote.  The Proxy Administrator will record each member’s recommendation, and will then vote the proxy according the recommendations of a majority of the Committee’s members. <OR> If the Committee is unable to reach a unanimous decision regarding the proxy vote, Adviser will, at its own expense, engage an outside proxy voting service or consultant to make a recommendation.  The Proxy Administrator will retain documentation of the proxy voting service or consultant’s recommendation and will vote Clients’ proxies in accordance with that recommendation.

C.	Securities on Loan

Clients of the Adviser that are registered investment companies (“Funds”) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors/Trustees.   Voting rights on the loaned securities may pass to the borrower.  However, the Funds may require, as disclosed in their respective Prospectus that if a material event adversely affecting the investment occurs, the Fund must recall the loaned security in order to vote the shares on a material proxy issue. In such instances, the Funds will rely on the Adviser to identify what is deemed to be a material event adversely affecting the investment.  The Adviser shall vote the securities in accordance with these proxy voting policies and guidelines.

D.	Foreign Securities

Adviser will not neglect its proxy voting responsibilities, but the Adviser may abstain from voting if it deems that abstaining is in its Clients’ best interests.  Proxy voting in certain countries involves “share blocking,” which limits Adviser’s ability to sell the affected security during a blocking period that can last for several weeks.  Adviser believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Adviser generally abstains from voting when share blocking is required.  The Proxy Administrator will prepare and maintain memoranda describing the rationale for any instance in which Adviser does not vote a Client’s proxy.

E.	Books and Records

The Proxy Administrator is required to retain the following records for each proxy vote solicitation received:

•	A copy of the proxy statement received (unless the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•	A record of the vote cast; and

•	Prepares Form N-PX for filing on behalf of each Fund.

The Proxy Administrator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and (case-by-case votes) the following records are maintained:

•	A record memorializing the basis for each referral vote cast;

•	A copy of any document created by Adviser that was material in making the decision on how to vote the subject proxy; and

•
A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the Client (or in the case of Fund, the Fund’s Board) regarding the subject proxy vote cast by, or the vote recommendation of, the Adviser.

The Proxy Administrator will develop a process to obtain and retain the following information in connection with each proxy vote or at least the information that is required by the Adviser to accurately complete Form N-PX for the Funds:

•	The Issuer’s name;
•	The security’s ticker symbol or CUSIP, as applicable;
•	The shareholder meeting date;
•	The number of shares that Adviser voted;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the Issuer or a security-holder;
•	Whether Adviser cast a vote;
•	How Adviser cast its vote (for the proposal, against the proposal, or abstain); and
•	Whether Adviser cast its vote with or against management.

If Adviser votes the same proxy in two directions, the Proxy Administrator will maintain documentation describing the reasons for each vote (e.g., Adviser believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

PART C.  OTHER INFORMATION

Item 28.    Exhibits

(a)	(1)
Certificate of Trust of the Registrant, dated as of September 28, 2012, incorporated by reference to exhibits filed with the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on October 18, 2012.

	(2)
Certificate of Amendment to the Certificate of Trust, dated as of November 14, 2012, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(3)
Agreement and Declaration of Trust of the Registrant, dated as of September 28, 2012, incorporated by reference to exhibits filed with Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 18, 2012.

	(4)
Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of November 16, 2012, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(b)
Bylaws of the Registrant, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(c)		Not applicable.
(d)	(1)
First Amended and Restated Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund (, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 1, 2013.

	(2)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(e)	(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC (the “Distributor”), incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(2)
First Amendment to the Distribution Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)
Amended Exhibit A to the first Amendment to the Distribution Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(f)		Not applicable.
(g)
Form of Custody Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(h)	(1)
Form of Fund Administration Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(2)
Form of Transfer Agent Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(3)
Form of Fund Accounting Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(4)
Form of Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(5)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of the Stone Ridge U.S. Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(i)		Opinion and consent of counsel is filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm is filed herewith.
(k)		Not applicable.
(l)
Subscription Agreement for Seed Capital, incorporated by reference to exhibits filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)
First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(2)
Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(4)
Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(n)	(1)
First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Master Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(o)		Reserved.
(p)	(1)
Code of Ethics of Stone Ridge Trust, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)
Code of Ethics of Stone Ridge, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(3)
Code of Ethics of the Distributor, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(q)
Power of Attorney of Stone Ridge Trust, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

Item 29.   Persons Controlled by or under Common Control with Registrant

 None.

Item 30.   Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Reinsurance Funds’ First Amended and Restated Investment Management Agreement, and each of the Variance Risk Premium Funds’ Investment Management Agreement and the U.S. Master Variance Risk Premium Fund’s Investment Management Agreement, each incorporated hereto by reference, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser.  Stone Ridge is the investment adviser to the Reinsurance Funds, the Variance Risk Premium Funds and the U.S. Master Variance Risk Premium Fund.  Stone Ridge’s offices are located at 405 Lexington Avenue, 55th Floor, New York, NY 10174.  Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC.

Item 32.   Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s underwriter, acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act):

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	Loeb & King Trust
Artio Select Opportunities Fund, Inc.	LoCorr Investment Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers

Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust

(b)   To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

Item 33.   Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the 1940 Act are maintained at the offices, as applicable of: (1) the Registrant, (2) Stone Ridge, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.	Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, NY 10174

2.	Stone Ridge Asset Management LLC
405 Lexington Avenue, 55th Floor
New York, NY 10174

3.	US Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

4.	U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 10 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post Effective Amendment No. 10 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 12th day of July, 2013.

STONE RIDGE TRUST

By: /s/ Jane Korach
    Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________________* Ross Stevens	Trustee, President (Principal Executive Officer)	July12, 2013
__________________* Patrick Kelly	Treasurer (Principal Financial Officer)	July12, 2013
__________________* Daniel Charney	Trustee	July12, 2013
__________________* Jason Ekberg	Trustee	July12, 2013

* Power of Attorney

By: /s/ Jane Korach
Attorney in Fact

INDEX TO EXHIBITS

Exhibit Number	Description
(i)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm